UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02031
MFS SERIES TRUST V
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Research Fund
Class A-MFRFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$37	0.76%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRA-SEM

MFS® Research Fund
Class B-MFRBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.50%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRB-SEM

MFS® Research Fund
Class C-MFRCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$74	1.51%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRC-SEM

MFS® Research Fund
Class I-MRFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$25	0.51%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRI-SEM

MFS® Research Fund
Class R1-MFRLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.50%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR1-SEM

MFS® Research Fund
Class R2-MSRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	1.01%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR2-SEM

MFS® Research Fund
Class R3-MFRHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$37	0.76%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR3-SEM

MFS® Research Fund
Class R4-MFRJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$25	0.51%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR4-SEM

MFS® Research Fund
Class R6-MFRKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.45%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFRR6-SEM

MFS® International New Discovery Fund
Class A-MIDAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$61	1.28%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOA-SEM

MFS® International New Discovery Fund
Class B-MIDBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$97	2.03%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOB-SEM

MFS® International New Discovery Fund
Class C-MIDCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$97	2.03%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOC-SEM

MFS® International New Discovery Fund
Class I-MWNIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$49	1.03%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOI-SEM

MFS® International New Discovery Fund
Class R1-MIDGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$97	2.03%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR1-SEM

MFS® International New Discovery Fund
Class R2-MIDRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$73	1.53%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR2-SEM

MFS® International New Discovery Fund
Class R3-MIDHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$61	1.28%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR3-SEM

MFS® International New Discovery Fund
Class R4-MIDJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$49	1.03%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR4-SEM

MFS® International New Discovery Fund
Class R6-MIDLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.91%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MIOR6-SEM

MFS® Total Return Fund
Class A-MSFRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.72%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRA-SEM

MFS® Total Return Fund
Class B-MTRBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.47%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRB-SEM

MFS® Total Return Fund
Class C-MTRCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.47%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRC-SEM

MFS® Total Return Fund
Class I-MTRIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.47%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRI-SEM

MFS® Total Return Fund
Class R1-MSFFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.47%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR1-SEM

MFS® Total Return Fund
Class R2-MTRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$48	0.97%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR2-SEM

MFS® Total Return Fund
Class R3-MSFHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.72%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR3-SEM

MFS® Total Return Fund
Class R4-MSFJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.47%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR4-SEM

MFS® Total Return Fund
Class R6-MSFKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$20	0.39%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MTRR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS International New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International New Discovery Fund
Portfolio of Investments − 3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 1.2%
Babcock International Group PLC	1,142,013	$ 10,680,414
LISI Group	378,087	11,917,263
Melrose Industries PLC	318,727	1,964,280
MTU Aero Engines Holding AG	45,430	15,734,244
Singapore Technologies Engineering Ltd.	6,480,600	32,610,796
		$72,906,997
Airlines – 0.7%
Enav S.p.A.	5,153,511	$ 20,398,701
Kamigumi Co. Ltd.	384,900	8,966,202
Mainfreight Ltd.	304,373	10,658,783
		$40,023,686
Alcoholic Beverages – 1.0%
Carlsberg Group	195,097	$ 24,849,911
China Resources Beer Holdings Co. Ltd.	8,693,000	31,614,062
		$56,463,973
Apparel Manufacturers – 1.1%
Burberry Group PLC	511,400	$ 5,171,809
Eclat Textile Co. Ltd.	2,446,000	32,640,226
Shenzhou International Group Holdings Ltd.	3,634,100	27,410,747
		$65,222,782
Automotive – 1.9%
ARB Corp. (l)	439,880	$ 8,883,995
Daikyonishikawa Corp. (l)	332,421	1,329,649
Hero MotoCorp Ltd.	409,610	17,817,146
Koito Manufacturing Co. Ltd.	1,291,600	15,898,805
Mahindra & Mahindra Ltd.	473,258	14,715,975
Niterra Co. Ltd. (l)	380,100	11,542,779
Opmobility	319,197	3,183,711
Stanley Electric Co. Ltd. (l)	577,931	10,861,369
TS Tech Co. Ltd. (l)	997,300	11,217,946
USS Co. Ltd.	1,652,800	15,380,019
		$110,831,394
Biotechnology – 0.1%
Virbac S.A.	18,020	$ 5,738,340
Broadcasting – 1.5%
4imprint Group PLC	59,342	$ 2,846,948
Nippon Television Holdings, Inc.	630,300	12,906,326
TBS Holdings, Inc.	550,900	15,759,005
Tencent Music Entertainment Group, ADR	2,065,475	29,763,495
Toho Co. Ltd.	605,800	30,079,378
		$91,355,152
MIOFS-SEM
1

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – 2.8%
B3 S.A. - Brasil Bolsa Balcao	10,772,300	$ 22,917,177
Bolsa Mexicana de Valores S.A. de C.V.	9,154,900	15,201,129
Euronext N.V.	256,108	37,090,983
IG Group Holdings PLC	641,435	7,908,728
IPH Ltd.	7,838,956	22,350,489
JAFCO Group Co. Ltd. (l)	197,100	2,727,306
Omni Bridgeway Ltd. (a)(l)	6,690,332	5,968,580
Partners Group Holding AG	2,944	4,177,592
Rathbones Group PLC	607,875	12,202,358
TMX Group Ltd.	955,730	34,893,891
		$165,438,233
Business Services – 8.6%
Amadeus Fire AG	100,673	$ 8,305,844
Auto Trader Group PLC	792,394	7,644,837
Bunzl PLC	774,450	29,671,739
CAR Group Ltd.	623,600	12,388,150
Compass Group PLC	1,132,372	37,385,728
dip Corp.	402,500	6,002,562
Doshisha Co. Ltd.	141,800	2,071,415
Elis S.A.	298,097	6,681,616
Fullcast Holdings Co. Ltd.	668,800	7,040,096
GMO Payment Gateway, Inc. (l)	328,300	17,553,581
IMCD Group N.V.	114,141	15,192,615
Imdex Ltd.	10,014,900	18,464,458
Intertek Group PLC	467,610	30,277,643
Iwatani Corp. (l)	1,252,400	12,541,205
Johnson Service Group PLC	2,290,321	3,952,515
Karnov Group AB (a)	812,865	7,067,829
Moltiply Group S.p.A	212,769	9,262,609
MONY Group PLC	7,104,579	18,409,744
NS Solutions Corp. (l)	2,560,400	65,972,754
Pasona Group, Inc. (l)	462,700	6,651,526
Pluxee N.V.	591,892	12,055,281
Rightmove PLC	2,539,749	22,492,622
RS Group PLC	2,467,318	17,962,070
San-Ai Obbli Co. Ltd. (l)	1,962,200	22,591,987
Scout24 AG	257,881	26,880,824
Sodexo	776,702	49,886,964
Sohgo Security Services Co. Ltd.	2,845,000	21,343,141
TIS, Inc. (l)	546,200	15,085,528
		$510,836,883
Chemicals – 0.5%
Borregaard ASA	592,154	$ 9,664,360
JCU Corp.	619,500	13,441,739
KH Neochem Co. Ltd.	409,600	6,891,831
		$29,997,930
Computer Software – 3.2%
ARGO GRAPHICS, Inc.	688,500	$ 23,897,184
Douzone Bizon Co. Ltd.	447,057	16,875,395
Iress Ltd.	1,560,926	7,931,655
Kingdee International Software Group Co. Ltd. (a)	6,344,000	10,840,435
2

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
OBIC Co. Ltd.	2,678,400	$ 77,282,044
PCA Corp. (h)	1,398,900	16,464,164
Temairazu, Inc.	261,400	5,083,585
Totvs S.A.	1,602,000	9,368,126
Wisetech Global Ltd.	417,331	21,476,913
		$189,219,501
Computer Software - Systems – 2.7%
Alten S.A.	45,816	$ 4,493,368
Amadeus IT Group S.A.	516,523	39,582,791
DTS Corp. (l)	783,500	20,952,500
Elecom Co. Ltd.	850,200	9,421,072
EPAM Systems, Inc. (a)	105,722	17,850,102
Kardex Holding AG	85,842	22,796,808
Pole To Win Holdings, Inc.	1,706,900	4,449,616
Venture Corp. Ltd.	4,200,900	38,537,257
		$158,083,514
Conglomerates – 0.0%
Koc Holding A.S.	452,887	$ 1,952,495
Construction – 4.1%
Bellway PLC	399,646	$ 12,339,964
Breedon Group PLC	10,077,977	58,701,632
Fletcher Building Ltd. (a)(l)	3,298,000	6,190,284
Forterra PLC (h)	14,582,719	32,437,705
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,164,739	10,694,347
James Hardie Industries PLC, GDR (a)	657,862	15,606,332
Kingspan Group PLC	32,788	2,651,697
Marshalls PLC	503,453	1,593,322
PT Indocement Tunggal Prakarsa Tbk	24,754,200	7,773,058
Reliance Worldwide Corp.	4,834,770	13,572,957
Rinnai Corp.	269,700	6,242,403
Techtronic Industries Co. Ltd.	3,818,000	45,983,539
Zhejiang Supor Co. Ltd., “A”	3,264,879	26,310,672
		$240,097,912
Consumer Products – 1.5%
Dabur India Ltd.	6,661,487	$ 39,425,649
Essity AB (l)	864,312	24,540,345
Kobayashi Pharmaceutical Co. Ltd.	116,500	4,409,712
Lion Corp.	666,400	7,916,591
Mitsubishi Pencil Co. Ltd.	86,800	1,473,721
Pigeon Corp.	945,800	11,593,128
PZ Cussons PLC	364,404	367,659
		$89,726,805
Consumer Services – 1.5%
Asante, Inc. (l)	170,200	$ 1,835,776
Heian Ceremony Service Co.	363,967	1,999,038
MakeMyTrip Ltd. (a)	125,777	12,324,888
Meitec Group Holdings, Inc. (l)	1,115,700	21,731,194
SMS Co. Ltd. (l)	555,100	4,190,515
3

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – continued
Trip.com Group Ltd.	595,581	$ 38,014,598
WEB Travel Group Ltd. (a)	3,264,973	9,364,906
		$89,460,915
Containers – 2.1%
CCL Industries, Inc.	218,605	$ 10,677,701
Huhtamaki Oyj	615,309	21,941,696
Mayr-Melnhof Karton AG	133,652	11,426,799
Toyo Seikan Group Holdings Ltd. (l)	903,900	14,779,684
Verallia	1,091,500	34,120,466
Viscofan S.A.	391,537	27,053,276
Winpak Ltd. (l)	244,167	6,651,156
		$126,650,778
Electrical Equipment – 2.3%
Advantech Co. Ltd.	1,194,843	$ 13,536,637
Cembre S.p.A.	542,000	27,105,488
Halma PLC	595,921	19,930,512
Legrand S.A.	395,701	41,898,508
LS Electric Co. Ltd.	50,846	6,195,899
Sagami Rubber Industries Co. Ltd.	264,700	1,618,307
TAKUMA Co. Ltd. (l)	969,000	11,910,727
Voltronic Power Technology Corp.	292,659	13,546,452
		$135,742,530
Electronics – 4.1%
Amano Corp. (l)	187,220	$ 4,998,749
ASM International N.V.	25,950	11,889,717
ASM Pacific Technology Ltd.	4,346,200	30,518,274
Chroma Ate, Inc.	1,545,000	13,523,392
Fukui Computer Holdings, Inc.	205,100	4,665,487
Globalwafers Co. Ltd.	1,860,000	18,013,590
INTER ACTION Corp.	467,700	3,875,429
Melexis N.V. (l)	29,760	1,685,985
Samsung Electro-Mechanics Co. Ltd.	289,020	25,559,975
Silergy Corp.	2,305,000	26,385,640
Silicon Motion Technology Corp., ADR	700,305	35,407,421
Tripod Technology Corp.	4,767,000	28,230,123
VAT Group AG	16,140	5,832,309
WIN Semiconductors Corp. (a)	5,839,000	17,479,936
Zuken, Inc.	559,300	17,741,567
		$245,807,594
Energy - Independent – 0.3%
PT United Tractors Tbk	14,165,800	$ 20,145,205
Energy - Integrated – 0.5%
Capricorn Energy PLC	134,642	$ 415,678
Galp Energia SGPS S.A., “B”	1,774,746	31,207,696
		$31,623,374
4

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.2%
Comsys Holdings Corp. (l)	160,900	$ 3,419,012
Doosan Bobcat, Inc.	423,959	14,516,601
Johns Lyng Group Ltd. (l)	4,070,693	5,493,585
NRW Holdings Ltd.	5,527,573	9,582,287
Prologis Property Mexico S.A. de C.V., REIT	1,421,631	4,548,775
Technip Energies N.V.	974,883	31,771,809
		$69,332,069
Entertainment – 1.2%
CTS Eventim AG	426,951	$ 42,655,188
Lottery Corp. Ltd.	4,411,000	13,171,227
Toei Co. Ltd. (l)	397,000	13,459,991
		$69,286,406
Food & Beverages – 6.3%
ARIAKE JAPAN Co. Ltd. (l)	854,200	$ 35,315,227
AVI Ltd.	3,001,605	14,514,442
Bakkafrost P/f	586,750	27,617,801
Cranswick PLC	800,615	50,953,125
Ezaki Glico Co. Ltd.	334,700	10,307,012
Gruma S.A.B. de C.V.	896,503	16,187,827
Kato Sangyo Co. Ltd.	711,700	23,473,518
Kerry Group PLC	184,710	19,364,345
Morinaga & Co. Ltd. (l)	1,162,900	19,450,799
Orion Corp.	461,926	37,037,156
S Foods, Inc.	841,000	13,964,937
Shenguan Holdings Group Ltd.	13,203,505	517,522
T. Hasegawa Co. Ltd. (h)	2,535,800	47,781,207
Tate & Lyle PLC	376,983	2,520,058
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	22,714,795
Toyo Suisan Kaisha Ltd.	286,400	16,860,996
Universal Robina Corp.	13,814,830	16,898,875
		$375,479,642
Food & Drug Stores – 1.8%
BIM Birlesik Magazalar A.S.	336,998	$ 4,069,552
Cosmos Pharmaceutical Corp.	182,500	9,147,510
DFI Retail Group Holdings Ltd.	6,359,109	15,158,342
Jeronimo Martins, SGPS S.A.	610,771	12,974,148
JM Holdings Co. Ltd.	253,700	3,997,400
Nahdi Medical Co.	244,824	7,518,788
Paltac Corp.	463,300	12,312,391
SAN-A Co. Ltd.	175,400	3,675,961
Spencer's Retail Ltd. (a)	723,473	543,160
Sugi Holdings Co. Ltd.	1,045,900	19,676,619
Sundrug Co. Ltd.	582,900	16,357,264
		$105,431,135
Forest & Paper Products – 0.2%
Sakata Seed Corp.	181,300	$ 4,087,575
Suzano S.A.	1,128,500	10,469,344
		$14,556,919
5

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Furniture & Appliances – 0.9%
Howden Joinery Group PLC	1,954,409	$ 18,266,270
Paramount Bed Holdings Co. Ltd. (l)	1,473,800	24,452,372
SEB S.A.	110,521	10,504,860
		$53,223,502
Gaming & Lodging – 1.1%
Flutter Entertainment PLC (a)	82,613	$ 18,302,910
Sands China Ltd. (a)	13,911,200	28,015,256
Shangri-La Asia Ltd.	29,944,000	17,393,530
		$63,711,696
General Merchandise – 1.8%
B&M European Value Retail S.A.	4,281,007	$ 14,435,073
Dollarama, Inc.	841,907	90,026,510
Seria Co. Ltd.	183,200	3,060,866
		$107,522,449
Insurance – 2.8%
Admiral Group PLC	212,870	$ 7,866,178
AUB Group Ltd.	2,267,550	43,926,118
Hiscox Ltd.	1,743,413	26,484,152
Samsung Fire & Marine Insurance Co. Ltd.	124,646	30,484,438
Steadfast Group Ltd.	9,630,104	34,990,546
Unipol Gruppo S.p.A.	1,371,462	21,933,956
		$165,685,388
Interactive Media Services – 0.5%
Digital Garage, Inc. (l)	471,000	$ 14,571,706
Kakaku.com, Inc. (l)	841,200	12,090,230
		$26,661,936
Internet – 0.2%
Proto Corp.	744,300	$ 10,371,272
Leisure & Toys – 0.5%
Kawai Musical Instruments Manufacturing Co. Ltd. (l)	119,800	$ 2,283,465
NCSoft Corp.	66,779	6,819,065
Thule Group AB	335,372	9,672,002
VTech Holdings Ltd.	1,769,665	13,030,539
		$31,805,071
Machinery & Tools – 4.9%
Aalberts Industries N.V.	46,874	$ 1,599,816
AirTAC International Group	876,000	22,193,006
Azbil Corp. (l)	2,524,400	19,526,067
Carel Industries S.p.A. (l)	114,532	2,092,007
DAIFUKU Co. Ltd.	254,100	6,200,328
Finning International, Inc.	353,723	9,952,569
Fuji Seal International, Inc. (l)	1,403,900	24,569,812
Fujitec Co. Ltd. (l)	434,000	17,208,234
Fukushima Galilei Co. Ltd. (l)	1,122,600	20,687,304
GEA Group AG	894,816	54,136,509
Haitian International Holdings Ltd.	6,775,000	17,955,641
6

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Interpump Group S.p.A.	55,375	$ 1,975,065
METAWATER Co. Ltd.	870,600	11,181,612
MISUMI Group, Inc.	225,900	3,768,880
MonotaRO Co. Ltd.	554,800	10,347,710
Nabtesco Corp.	728,600	11,316,111
Nissei ASB Machine Co. Ltd.	151,400	5,042,471
Obara Group, Inc. (l)	128,500	2,813,902
Rational AG	2,996	2,482,416
Rotork PLC	2,206,516	8,959,133
SGH Ltd.	927,955	29,029,855
SIG Group AG (l)	487,090	9,000,778
		$292,039,226
Major Banks – 1.0%
Banco Bradesco S.A., ADR	3,707,442	$ 8,267,596
Bank of Ireland Group PLC	1,250,858	14,803,091
BPER Banca S.p.A.	1,237,926	9,711,250
Kyoto Financial Group, Inc.	1,669,800	25,451,744
		$58,233,681
Medical & Health Technology & Services – 1.4%
Amplifon S.p.A.	64,886	$ 1,312,254
ARATA Corp.	296,800	6,230,482
AS ONE Corp. (l)	1,620,500	25,112,257
BML, Inc.	883,400	17,856,893
Burning Rock Biotech Ltd., ADR (a)	28,538	119,860
DKSH Holding Ltd.	45,850	3,488,161
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	5,115,970
Hapvida Participacoes e Investimentos S.A. (a)	14,535,100	5,629,169
ICON PLC (a)	21,147	3,700,513
Medipal Holdings Corp.	724,100	11,272,575
Ryman Healthcare Ltd. (a)	3,255,636	5,116,088
		$84,954,222
Medical Equipment – 2.8%
ConvaTec Group PLC	5,206,344	$ 17,370,630
Demant A.S. (a)	201,089	6,761,305
Eiken Chemical Co. Ltd. (l)	601,600	9,088,777
Fukuda Denshi Co. Ltd.	573,400	24,499,824
Gerresheimer AG	293,103	22,201,106
Nakanishi, Inc.	1,090,800	15,622,136
Shimadzu Corp.	624,700	15,624,461
Smith & Nephew PLC	2,044,371	28,754,517
Sonova Holding AG	72,743	21,204,768
Straumann Holding AG	15,718	1,898,322
Tecan Group AG	13,680	2,599,872
		$165,625,718
Metals & Mining – 0.1%
Iluka Resources Ltd.	2,312,804	$ 5,647,856
7

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.2%
China Resources Gas Group Ltd.	4,443,800	$ 13,248,965
DCC PLC	162,563	10,852,978
Italgas S.p.A.	6,902,001	49,517,892
		$73,619,835
Natural Gas - Pipeline – 0.4%
APA Group	5,207,914	$ 25,766,134
Network & Telecom – 0.2%
NOHMI BOSAI Ltd.	678,100	$ 14,525,776
Oil Services – 1.4%
ADNOC Drilling Co. PJSC	9,975,494	$ 13,959,717
JGC Holdings Corp. (l)	2,548,900	19,993,205
Samsung Engineering Co. Ltd.	1,829,153	24,810,341
Tenaris S.A., ADR	667,027	26,087,426
		$84,850,689
Other Banks & Diversified Financials – 5.5%
Abu Dhabi Islamic Bank PJSC	1,155,752	$ 5,047,172
AEON Financial Service Co. Ltd.	2,490,600	21,978,032
AEON Thana Sinsap Public Co. Ltd.	2,563,700	8,010,382
Allfunds Group PLC	933,965	5,343,752
Banco Comercial Portugues S.A.	10,454,838	6,316,159
Banco Santander Chile S.A.	96,084,937	5,465,328
Bank of Cyprus Holdings PLC	334,109	2,102,603
Credicorp Ltd.	110,393	20,550,761
E.Sun Financial Holding Co. Ltd.	13,075,477	11,349,516
Federal Bank Ltd.	19,280,761	43,206,809
FinecoBank S.p.A.	1,149,072	22,765,632
Hachijuni Bank Ltd.	3,440,000	24,375,186
Julius Baer Group Ltd.	218,037	15,060,677
Komercni Banka A.S.	465,360	22,519,631
Metropolitan Bank & Trust Co.	27,226,417	34,731,821
Saudi Awwal Bank	947,878	9,476,000
Shizuoka Financial Group, Inc.	2,867,100	31,208,901
Shriram Finance Ltd.	3,960,320	30,246,179
Zenkoku Hosho Co. Ltd. (l)	360,600	7,139,062
		$326,893,603
Pharmaceuticals – 1.6%
Daito Pharmaceutical Co. Ltd.	696,190	$ 10,174,429
Ipca Laboratories Ltd.	2,316,954	40,509,660
Kalbe Farma Tbk PT	224,705,600	15,401,018
Santen Pharmaceutical Co. Ltd.	1,547,200	14,664,720
Suzuken Co. Ltd./Aichi Japan	339,200	11,206,152
		$91,955,979
Pollution Control – 0.9%
ALS Ltd.	1,637,580	$ 15,876,815
Daiseki Co. Ltd.	1,584,940	39,713,330
		$55,590,145
8

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 1.2%
Agnico Eagle Mines Ltd.	671,129	$ 72,711,666
Printing & Publishing – 0.3%
Wolters Kluwer N.V.	95,426	$ 14,812,082
Railroad & Shipping – 0.5%
Keisei Electric Railway Co. Ltd. (l)	1,443,400	$ 13,039,105
Sankyu, Inc.	380,900	15,601,085
		$28,640,190
Real Estate – 4.0%
Aldar Properties PJSC	6,777,525	$ 15,536,826
Big Yellow Group PLC, REIT	1,012,081	12,216,308
CapitaLand India Trusts REIT	22,830,059	16,397,608
CapitaLand Investment Ltd.	16,534,000	33,566,992
Cedar Woods Properties Ltd.	1,124,319	3,646,134
City Developments Ltd.	2,898,600	10,779,744
Embassy Office Parks REIT	3,785,108	16,185,546
LEG Immobilien SE	534,685	37,846,019
Midland Holdings Ltd. (a)(h)	43,113,000	5,651,294
Rural Funds Group, REIT (l)	11,284,992	12,298,860
Shaftesbury Capital PLC, REIT	5,432,964	8,798,548
Swire Properties Ltd.	11,967,000	26,298,789
TAG Immobilien AG	253,019	3,453,636
Unite Group PLC, REIT	3,024,619	31,803,400
		$234,479,704
Restaurants – 0.9%
Cafe de Coral Holdings Ltd.	16,092,000	$ 15,244,476
Domino's Pizza Enterprises Ltd. (l)	449,295	7,216,834
Greggs PLC	1,315,484	29,533,425
		$51,994,735
Specialty Chemicals – 3.6%
Air Water, Inc.	783,300	$ 9,896,274
Croda International PLC	684,285	25,932,212
Essentra PLC	12,777,311	16,468,863
Japan Pure Chemical Co. Ltd. (l)	41,700	868,361
Kureha Corp. (l)	411,000	7,571,080
Nihon Parkerizing Co. Ltd. (l)	1,049,600	8,322,315
Nitto Denko Corp.	370,000	6,819,291
NOF Corp. (l)	960,000	13,004,780
Sika AG	54,283	13,148,741
SK KAKEN Co. Ltd.	590,500	34,605,607
Symrise AG	710,411	73,513,621
Taisei Lamick Co. Ltd.	219,800	3,650,780
		$213,801,925
Specialty Stores – 1.7%
Just Eat Takeaway.com (a)	906,593	$ 19,113,476
Kitanotatsujin Corp. (l)	1,132,600	1,249,520
Multiplan Empreendimentos Imobiliarios S.A.	4,451,008	17,627,909
Nishimatsuya Chain Co. Ltd.	1,316,100	17,566,513
9

MFS International New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Shimamura Co. Ltd.	228,600	$ 13,137,174
ZOZO, Inc. (l)	3,250,800	31,230,947
		$99,925,539
Telecom - Infrastructure – 1.5%
Cellnex Telecom S.A.	1,592,546	$ 56,533,916
Infrastrutture Wireless Italiane S.p.A.	2,875,079	30,435,377
		$86,969,293
Telecom Services – 0.8%
Etihad Etisalat Co.	1,366,462	$ 22,221,264
Hellenic Telecommunications Organization S.A.	1,037,138	16,848,892
NOS, SGPS S.A.	1,213,440	5,779,768
		$44,849,924
Trucking – 0.8%
Freightways Group Ltd.	1,727,601	$ 10,249,835
Hamakyorex Co. Ltd.	459,600	3,957,240
Seino Holdings Co. Ltd. (l)	937,500	14,444,248
SG Holdings Co. Ltd.	1,043,800	10,410,860
Yamato Holdings Co. Ltd. (l)	534,700	7,017,446
		$46,079,629
Utilities - Electric Power – 0.7%
CESC Ltd.	21,741,271	$ 38,847,445
Total Common Stocks (Identified Cost, $5,012,803,613)		$5,783,208,474
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $98,182,803)	98,178,238	$ 98,188,056
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j) (Identified Cost, $45,630,851)	45,630,852	$ 45,630,851
Other Assets, Less Liabilities – (0.1)%		(3,288,823)
Net Assets – 100.0%		$5,923,738,558
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $200,522,426 and $5,726,504,955, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

MFS International New Discovery Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $308,036,185 of securities on loan (identified cost, $4,935,475,124)	$5,726,504,955
Investments in affiliated issuers, at value (identified cost, $221,142,143)	200,522,426
Cash	260,143
Receivables for
Investments sold	26,709,019
Fund shares sold	600,357
Interest and dividends	38,668,285
Other assets	10,045
Total assets	$5,993,275,230
Liabilities
Payable to custodian	$21,865
Payables for
Investments purchased	5,068,310
Fund shares reacquired	4,567,461
Collateral for securities loaned, at value (c)	45,630,851
Payable to affiliates
Investment adviser	566,527
Administrative services fee	6,006
Shareholder servicing costs	430,133
Distribution and service fees	15,354
Payable for independent Trustees' compensation	20,197
Deferred foreign capital gains tax expense payable	12,451,123
Accrued expenses and other liabilities	758,845
Total liabilities	$69,536,672
Net assets	$5,923,738,558
Net assets consist of
Paid-in capital	$5,158,675,461
Total distributable earnings (loss)	765,063,097
Net assets	$5,923,738,558
Shares of beneficial interest outstanding	195,055,801
(c)	Non-cash collateral is not included.
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$452,924,340	15,470,049	$29.28
Class B	411,699	14,650	28.10
Class C	5,038,723	185,088	27.22
Class I	440,996,675	14,461,991	30.49
Class R1	1,298,525	49,955	25.99
Class R2	13,431,358	477,033	28.16
Class R3	49,678,397	1,716,486	28.94
Class R4	72,697,601	2,486,782	29.23
Class R6	4,887,261,240	160,193,767	30.51
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.07 [100 / 94.25 x $29.28]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

MFS International New Discovery Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$59,104,981
Dividends from affiliated issuers	3,933,615
Income on securities loaned	216,875
Other	1,526
Foreign taxes withheld	(4,939,034)
Total investment income	$58,317,963
Expenses
Management fee	$26,318,647
Distribution and service fees	778,812
Shareholder servicing costs	793,998
Administrative services fee	300,350
Independent Trustees' compensation	57,854
Custodian fee	828,725
Shareholder communications	92,989
Audit and tax fees	49,392
Legal fees	15,946
Miscellaneous	162,111
Total expenses	$29,398,824
Fees paid indirectly	(3,986)
Reduction of expenses by investment adviser and distributor	(414,670)
Net expenses	$28,980,168
Net investment income (loss)	$29,337,795
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,259,609 foreign capital gains tax)	$93,072,263
Affiliated issuers	13,797
Foreign currency	(564,729)
Net realized gain (loss)	$92,521,331
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $10,136,205 decrease in deferred foreign capital gains tax)	$(613,668,760)
Affiliated issuers	(15,189,127)
Translation of assets and liabilities in foreign currencies	(274,772)
Net unrealized gain (loss)	$(629,132,659)
Net realized and unrealized gain (loss)	$(536,611,328)
Change in net assets from operations	$(507,273,533)
See Notes to Financial Statements
12

MFS International New Discovery Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/25	9/30/24
Change in net assets
From operations
Net investment income (loss)	$29,337,795	$112,316,575
Net realized gain (loss)	92,521,331	283,364,442
Net unrealized gain (loss)	(629,132,659)	954,604,480
Change in net assets from operations	$(507,273,533)	$1,350,285,497
Total distributions to shareholders	$(424,410,132)	$(261,403,372)
Change in net assets from fund share transactions	$235,075,607	$(503,821,486)
Total change in net assets	$(696,608,058)	$585,060,639
Net assets
At beginning of period	6,620,346,616	6,035,285,977
At end of period	$5,923,738,558	$6,620,346,616
See Notes to Financial Statements
13

MFS International New Discovery Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$34.12	$28.79	$25.99	$38.59	$33.91	$32.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.44	$0.40	$0.27	$0.27	$0.13
Net realized and unrealized gain (loss)	(2.73)	6.09	3.98	(11.06)	5.80	2.09
Total from investment operations	$(2.64)	$6.53	$4.38	$(10.79)	$6.07	$2.22
Less distributions declared to shareholders
From net investment income	$(0.68)	$(0.50)	$(0.14)	$(0.37)	$(0.03)	$(0.35)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(2.20)	$(1.20)	$(1.58)	$(1.81)	$(1.39)	$(0.87)
Net asset value, end of period (x)	$29.28	$34.12	$28.79	$25.99	$38.59	$33.91
Total return (%) (r)(s)(t)(x)	(7.83)(n)	23.31	17.04	(29.31)	18.25	6.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30(a)	1.31	1.33	1.30	1.28	1.29
Expenses after expense reductions (f)	1.28(a)	1.29	1.31	1.28	1.27	1.28
Net investment income (loss)	0.58(a)(l)	1.45	1.37	0.84	0.73	0.39
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$452,924	$598,589	$556,514	$546,845	$885,605	$871,605

See Notes to Financial Statements
14

MFS International New Discovery Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$32.62	$27.42	$24.87	$36.95	$32.73	$31.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.14	$0.14	$0.00(w)	$(0.04)	$(0.13)
Net realized and unrealized gain (loss)	(2.61)	5.89	3.85	(10.59)	5.62	2.02
Total from investment operations	$(2.65)	$6.03	$3.99	$(10.59)	$5.58	$1.89
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.13)	$—	$(0.05)	$—	$(0.06)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.87)	$(0.83)	$(1.44)	$(1.49)	$(1.36)	$(0.58)
Net asset value, end of period (x)	$28.10	$32.62	$27.42	$24.87	$36.95	$32.73
Total return (%) (r)(s)(t)(x)	(8.21)(n)	22.42	16.17	(29.85)	17.37	6.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05(a)	2.06	2.07	2.05	2.03	2.04
Expenses after expense reductions (f)	2.03(a)	2.05	2.06	2.03	2.02	2.03
Net investment income (loss)	(0.30)(a)(l)	0.49	0.50	0.01	(0.11)	(0.43)
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$412	$748	$1,414	$2,151	$5,180	$5,875
Class C	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$31.76	$26.81	$24.35	$36.17	$32.06	$30.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.16	$0.15	$0.01	$(0.05)	$(0.12)
Net realized and unrealized gain (loss)	(2.54)	5.72	3.75	(10.38)	5.52	1.98
Total from investment operations	$(2.57)	$5.88	$3.90	$(10.37)	$5.47	$1.86
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.23)	$—	$(0.01)	$—	$(0.08)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(1.97)	$(0.93)	$(1.44)	$(1.45)	$(1.36)	$(0.60)
Net asset value, end of period (x)	$27.22	$31.76	$26.81	$24.35	$36.17	$32.06
Total return (%) (r)(s)(t)(x)	(8.21)(n)	22.42	16.15	(29.84)	17.39	6.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05(a)	2.06	2.07	2.05	2.03	2.04
Expenses after expense reductions (f)	2.03(a)	2.04	2.06	2.03	2.02	2.03
Net investment income (loss)	(0.24)(a)(l)	0.58	0.54	0.03	(0.14)	(0.40)
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$5,039	$7,725	$10,656	$14,755	$30,413	$42,312

See Notes to Financial Statements
15

MFS International New Discovery Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.46	$29.87	$26.92	$39.91	$35.02	$33.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.53	$0.48	$0.37	$0.35	$0.18
Net realized and unrealized gain (loss)	(2.84)	6.34	4.13	(11.44)	6.02	2.21
Total from investment operations	$(2.71)	$6.87	$4.61	$(11.07)	$6.37	$2.39
Less distributions declared to shareholders
From net investment income	$(0.74)	$(0.58)	$(0.22)	$(0.48)	$(0.12)	$(0.44)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(2.26)	$(1.28)	$(1.66)	$(1.92)	$(1.48)	$(0.96)
Net asset value, end of period (x)	$30.49	$35.46	$29.87	$26.92	$39.91	$35.02
Total return (%) (r)(s)(t)(x)	(7.73)(n)	23.64	17.31	(29.13)	18.54	7.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.06	1.08	1.05	1.03	1.04
Expenses after expense reductions (f)	1.03(a)	1.04	1.06	1.03	1.02	1.03
Net investment income (loss)	0.82(a)(l)	1.66	1.58	1.08	0.91	0.55
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$440,997	$602,433	$641,010	$734,605	$1,235,625	$1,230,970
Class R1	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$30.50	$25.87	$23.54	$35.12	$31.16	$30.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.20	$0.15	$0.03	$(0.02)	$(0.13)
Net realized and unrealized gain (loss)	(2.45)	5.45	3.62	(10.05)	5.34	1.94
Total from investment operations	$(2.47)	$5.65	$3.77	$(10.02)	$5.32	$1.81
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.32)	$—	$(0.12)	$—	$(0.14)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(2.04)	$(1.02)	$(1.44)	$(1.56)	$(1.36)	$(0.66)
Net asset value, end of period (x)	$25.99	$30.50	$25.87	$23.54	$35.12	$31.16
Total return (%) (r)(s)(t)(x)	(8.21)(n)	22.42	16.15	(29.84)	17.41	6.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05(a)	2.06	2.08	2.05	2.03	2.04
Expenses after expense reductions (f)	2.03(a)	2.04	2.06	2.03	2.02	2.03
Net investment income (loss)	(0.11)(a)(l)	0.74	0.58	0.11	(0.07)	(0.45)
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$1,299	$1,561	$1,278	$1,196	$1,658	$1,622

See Notes to Financial Statements
16

MFS International New Discovery Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$32.89	$27.79	$25.13	$37.36	$32.92	$31.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.35	$0.32	$0.19	$0.15	$0.01
Net realized and unrealized gain (loss)	(2.63)	5.88	3.85	(10.71)	5.65	2.07
Total from investment operations	$(2.58)	$6.23	$4.17	$(10.52)	$5.80	$2.08
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.43)	$(0.07)	$(0.27)	$—	$(0.27)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(2.15)	$(1.13)	$(1.51)	$(1.71)	$(1.36)	$(0.79)
Net asset value, end of period (x)	$28.16	$32.89	$27.79	$25.13	$37.36	$32.92
Total return (%) (r)(s)(t)(x)	(7.95)(n)	23.03	16.73	(29.48)	17.95	6.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.56	1.58	1.55	1.53	1.54
Expenses after expense reductions (f)	1.53(a)	1.54	1.56	1.53	1.52	1.53
Net investment income (loss)	0.37(a)(l)	1.18	1.12	0.60	0.42	0.03
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$13,431	$16,073	$15,234	$14,568	$24,443	$24,546
Class R3	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$33.70	$28.44	$25.69	$38.19	$33.58	$32.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.44	$0.40	$0.26	$0.29	$0.13
Net realized and unrealized gain (loss)	(2.69)	6.02	3.93	(10.92)	5.72	2.08
Total from investment operations	$(2.61)	$6.46	$4.33	$(10.66)	$6.01	$2.21
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.50)	$(0.14)	$(0.40)	$(0.04)	$(0.36)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(2.15)	$(1.20)	$(1.58)	$(1.84)	$(1.40)	$(0.88)
Net asset value, end of period (x)	$28.94	$33.70	$28.44	$25.69	$38.19	$33.58
Total return (%) (r)(s)(t)(x)	(7.85)(n)	23.33	17.05	(29.32)	18.25	6.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30(a)	1.31	1.33	1.30	1.28	1.29
Expenses after expense reductions (f)	1.28(a)	1.29	1.31	1.28	1.27	1.28
Net investment income (loss)	0.55(a)(l)	1.44	1.37	0.79	0.78	0.42
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$49,678	$109,506	$105,551	$109,712	$201,807	$142,713

See Notes to Financial Statements
17

MFS International New Discovery Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$34.10	$28.78	$25.98	$38.57	$33.89	$32.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.52	$0.47	$0.34	$0.32	$0.21
Net realized and unrealized gain (loss)	(2.74)	6.08	3.99	(11.04)	5.84	2.10
Total from investment operations	$(2.61)	$6.60	$4.46	$(10.70)	$6.16	$2.31
Less distributions declared to shareholders
From net investment income	$(0.74)	$(0.58)	$(0.22)	$(0.45)	$(0.12)	$(0.44)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(2.26)	$(1.28)	$(1.66)	$(1.89)	$(1.48)	$(0.96)
Net asset value, end of period (x)	$29.23	$34.10	$28.78	$25.98	$38.57	$33.89
Total return (%) (r)(s)(t)(x)	(7.74)(n)	23.62	17.38	(29.16)	18.56	7.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.06	1.08	1.05	1.03	1.04
Expenses after expense reductions (f)	1.03(a)	1.04	1.06	1.03	1.02	1.03
Net investment income (loss)	0.87(a)(l)	1.70	1.60	1.02	0.85	0.66
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$72,698	$84,332	$84,612	$82,390	$182,567	$260,005
Class R6	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.50	$29.91	$26.95	$39.97	$35.06	$33.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.59	$0.54	$0.43	$0.42	$0.28
Net realized and unrealized gain (loss)	(2.85)	6.33	4.13	(11.48)	6.02	2.13
Total from investment operations	$(2.69)	$6.92	$4.67	$(11.05)	$6.44	$2.41
Less distributions declared to shareholders
From net investment income	$(0.78)	$(0.63)	$(0.27)	$(0.53)	$(0.17)	$(0.47)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)	(0.52)
Total distributions declared to shareholders	$(2.30)	$(1.33)	$(1.71)	$(1.97)	$(1.53)	$(0.99)
Net asset value, end of period (x)	$30.51	$35.50	$29.91	$26.95	$39.97	$35.06
Total return (%) (r)(s)(t)(x)	(7.67)(n)	23.80	17.52	(29.06)	18.74	7.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.92	0.93	0.91	0.90	0.92
Expenses after expense reductions (f)	0.91(a)	0.91	0.92	0.90	0.89	0.91
Net investment income (loss)	1.04(a)(l)	1.85	1.79	1.26	1.08	0.84
Portfolio turnover rate	5(n)	15	9	12	11	25
Net assets at end of period (000 omitted)	$4,887,261	$5,199,379	$4,619,017	$4,023,013	$5,635,101	$4,191,916

See Notes to Financial Statements
18

MFS International New Discovery Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS International New Discovery Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
20

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$161,282,899	$1,462,015,772	$—	$1,623,298,671
United Kingdom	218,244,617	427,328,160	—	645,572,777
Australia	3,646,134	339,008,552	—	342,654,686
Germany	184,481,658	102,727,749	—	287,209,407
India	29,053,594	224,768,863	—	253,822,457
France	111,369,657	137,973,512	—	249,343,169
Taiwan	35,407,421	196,898,518	—	232,305,939
Canada	224,913,493	—	—	224,913,493
China	66,364,637	157,262,125	—	223,626,762
Other Countries	757,551,730	942,909,383	—	1,700,461,113
Investment Companies	143,818,907	—	—	143,818,907
Total	$1,936,134,747	$3,990,892,634	$—	$5,927,027,381
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and
21

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $308,036,185.  The fair value of the fund's investment securities on loan and a related liability of $45,630,851 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $283,096,104 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
22

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$121,002,533
Long-term capital gains	140,400,839
Total distributions	$261,403,372
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/25
Cost of investments	$5,217,248,578
Gross appreciation	1,489,638,003
Gross depreciation	(779,859,200)
Net unrealized appreciation (depreciation)	$709,778,803
As of 9/30/24
Undistributed ordinary income	161,432,178
Undistributed long-term capital gain	210,287,294
Other temporary differences	(23,745,605)
Net unrealized appreciation (depreciation)	1,348,772,895
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/25	Year ended 9/30/24
Class A	$36,884,919	$22,642,807
Class B	33,599	31,987
Class C	435,268	326,404
Class I	36,358,447	26,237,805
Class R1	94,972	51,343
Class R2	1,043,710	610,158
Class R3	4,300,730	4,341,117
Class R4	5,604,694	3,734,442
Class R6	339,653,793	203,427,309
Total	$424,410,132	$261,403,372
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%
23

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2026. For the six months ended March 31, 2025, this management fee reduction amounted to $414,513, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,545 for the six months ended March 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 630,886
Class B	0.75%	0.25%	1.00%	1.00%	2,713
Class C	0.75%	0.25%	1.00%	1.00%	30,960
Class R1	0.75%	0.25%	1.00%	1.00%	6,729
Class R2	0.25%	0.25%	0.50%	0.50%	35,674
Class R3	—	0.25%	0.25%	0.25%	71,850
Total Distribution and Service Fees					$778,812
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2025, this rebate amounted to $149, $1, and $7 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2025, were as follows:
Amount
Class A	$424
Class B	196
Class C	75
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2025, the fee was $58,131, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $735,867.
24

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.0100% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$123
8/19/2024	Redemption	Class R1	4	120
8/19/2024	Redemption	Class R2	3	91
8/19/2024	Redemption	Class R3	4	142
8/19/2024	Redemption	Class R4	2	50
(4)  Portfolio Securities
For the six months ended March 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $313,958,446 and $533,138,420, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	458,163	$13,784,087	1,108,072	$33,945,909
Class B	6	174	9	251
Class C	3,912	109,812	8,097	230,705
Class I	540,041	16,912,181	1,378,073	42,750,140
Class R1	3,635	96,196	6,386	176,041
Class R2	23,337	678,312	48,605	1,421,797
Class R3	209,581	6,165,391	377,903	11,458,148
Class R4	256,974	7,782,638	484,311	14,557,245
Class R6	7,056,229	220,521,948	5,089,092	159,293,861
	8,551,878	$266,050,739	8,500,548	$263,834,097
25

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,100,970	$32,764,859	674,654	$20,097,952
Class B	1,173	33,599	1,117	31,987
Class C	15,581	432,221	11,515	321,146
Class I	1,088,450	33,720,164	768,752	23,754,428
Class R1	3,585	94,972	1,917	51,343
Class R2	36,168	1,036,219	21,077	606,392
Class R3	146,184	4,300,730	147,557	4,341,117
Class R4	167,590	4,977,433	112,212	3,333,815
Class R6	10,767,652	333,581,867	6,436,836	198,898,232
	13,327,353	$410,942,064	8,175,637	$251,436,412
Shares reacquired
Class A	(3,631,438)	$(107,182,424)	(3,570,166)	$(108,789,092)
Class B	(9,468)	(276,515)	(29,756)	(848,050)
Class C	(77,655)	(2,178,191)	(173,795)	(4,927,536)
Class I	(4,154,553)	(129,183,304)	(6,616,282)	(209,984,928)
Class R1	(8,462)	(236,908)	(6,493)	(175,546)
Class R2	(71,199)	(2,017,458)	(129,135)	(3,782,195)
Class R3	(1,889,076)	(59,851,131)	(986,924)	(29,964,421)
Class R4	(410,927)	(12,277,653)	(1,063,703)	(33,008,957)
Class R6	(4,097,401)	(128,713,612)	(19,486,554)	(627,611,270)
	(14,350,179)	$(441,917,196)	(32,062,808)	$(1,019,091,995)
Net change
Class A	(2,072,305)	$(60,633,478)	(1,787,440)	$(54,745,231)
Class B	(8,289)	(242,742)	(28,630)	(815,812)
Class C	(58,162)	(1,636,158)	(154,183)	(4,375,685)
Class I	(2,526,062)	(78,550,959)	(4,469,457)	(143,480,360)
Class R1	(1,242)	(45,740)	1,810	51,838
Class R2	(11,694)	(302,927)	(59,453)	(1,754,006)
Class R3	(1,533,311)	(49,385,010)	(461,464)	(14,165,156)
Class R4	13,637	482,418	(467,180)	(15,117,897)
Class R6	13,726,480	425,390,203	(7,960,626)	(269,419,177)
	7,529,052	$235,075,607	(15,386,623)	$(503,821,486)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 65%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on November 29, 2019, purchases of the fund were closed to new investors subject to certain exceptions.  Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
26

MFS International New Discovery Fund
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2025, the fund’s commitment fee and interest expense were $15,282 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$33,923,677	$—	$—	$—	$(1,485,972)	$32,437,705
MFS Institutional Money Market Portfolio	53,007,561	412,061,552	366,868,858	(1,693)	(10,506)	98,188,056
Midland Holdings Ltd.	4,769,475	—	—	—	881,819	5,651,294
PCA Corp.	20,108,197	—	—	—	(3,644,033)	16,464,164
T. Hasegawa Co. Ltd.	63,678,141	—	4,981,989	15,490	(10,930,435)	47,781,207
	$175,487,051	$412,061,552	$371,850,847	$13,797	$(15,189,127)	$200,522,426
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	2,531,770	—
Midland Holdings Ltd.	—	—
PCA Corp.	775,324	—
T. Hasegawa Co. Ltd.	626,521	—
	$3,933,615	$—
27

MFS International New Discovery Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust V, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	18,846,805,039.039	500,516,071.423
John A. Caroselli	18,844,241,433.185	503,079,677.277
Maureen R. Goldfarb	18,945,929,687.059	401,391,423.404
Peter D. Jones	18,881,692,163.491	465,628,946.972
John P. Kavanaugh	18,903,101,933.185	444,219,177.277
James W. Kilman, Jr.	18,943,962,332.661	403,358,777.802
Clarence Otis, Jr.	18,876,330,262.820	470,990,847.642
Michael W. Roberge	18,939,670,067.899	407,651,042.564
Maryanne L. Roepke	18,946,512,982.132	400,808,128.330
Paula E. Smith	18,960,514,274.153	386,806,836.310
Laurie J. Thomsen	18,930,282,579.539	417,038,530.923
Darrell A. Williams	18,932,755,538.506	414,565,571.957
28

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
29

MFS Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Fund
Portfolio of Investments − 3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 2.3%
Boeing Co. (a)	264,574	$ 45,123,096
General Dynamics Corp.	172,220	46,943,728
Howmet Aerospace, Inc.	422,065	54,754,492
Leidos Holdings, Inc.	202,810	27,367,181
		$174,188,497
Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	641,058	$ 40,694,362
Automotive – 0.4%
Aptiv PLC (a)	562,700	$ 33,480,650
Broadcasting – 1.3%
Omnicom Group, Inc.	775,523	$ 64,298,612
Spotify Technology S.A. (a)	64,764	35,622,143
		$99,920,755
Brokerage & Asset Managers – 2.5%
Charles Schwab Corp.	931,030	$ 72,881,029
CME Group, Inc.	305,338	81,003,118
KKR & Co., Inc.	276,328	31,946,280
		$185,830,427
Business Services – 3.0%
Accenture PLC, “A”	321,856	$ 100,431,946
Fiserv, Inc. (a)	312,242	68,952,401
TransUnion	697,160	57,857,309
		$227,241,656
Computer Software – 14.1%
Atlassian Corp. (a)	211,556	$ 44,894,299
Cadence Design Systems, Inc. (a)	305,692	77,746,646
Constellation Software, Inc.	19,840	62,831,883
Elastic N.V. (a)	282,109	25,135,912
HubSpot, Inc. (a)	61,386	35,069,208
Microsoft Corp. (s)	1,463,469	549,371,628
Okta, Inc. (a)	533,610	56,146,444
Salesforce, Inc.	421,785	113,190,222
ServiceNow, Inc. (a)	52,934	42,142,875
Tyler Technologies, Inc. (a)	69,934	40,658,928
		$1,047,188,045
Computer Software - Systems – 4.9%
Apple, Inc.	1,309,124	$ 290,795,714
CDW Corp.	201,126	32,232,453
EPAM Systems, Inc. (a)	258,930	43,717,741
		$366,745,908
MFRFS-SEM
1

MFS Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
CRH PLC	540,423	$ 47,541,011
Ferguson Enterprises, Inc.	182,863	29,300,139
Sherwin-Williams Co.	123,500	43,124,965
		$119,966,115
Consumer Products – 1.4%
Colgate-Palmolive Co.	492,931	$ 46,187,635
Estée Lauder Cos., Inc., “A”	277,588	18,320,808
Kenvue, Inc.	1,714,955	41,124,621
		$105,633,064
Consumer Services – 1.0%
Booking Holdings, Inc.	8,490	$ 39,112,666
Expedia Group, Inc.	226,516	38,077,340
		$77,190,006
Electrical Equipment – 1.6%
Emerson Electric Co.	489,039	$ 53,618,236
Johnson Controls International PLC	293,931	23,546,812
TE Connectivity PLC	273,890	38,706,135
		$115,871,183
Electronics – 6.9%
Broadcom, Inc.	218,260	$ 36,543,272
Lam Research Corp.	819,504	59,577,940
Marvell Technology, Inc.	670,833	41,303,188
NVIDIA Corp.	3,077,347	333,522,868
NXP Semiconductors N.V.	205,752	39,105,225
		$510,052,493
Energy - Independent – 2.2%
ConocoPhillips	761,616	$ 79,984,912
Hess Corp.	364,136	58,163,443
Valero Energy Corp.	194,983	25,751,405
		$163,899,760
Energy - Integrated – 1.0%
Exxon Mobil Corp.	598,308	$ 71,156,770
Food & Beverages – 1.9%
General Mills, Inc.	489,478	$ 29,265,890
Mondelez International, Inc.	593,241	40,251,402
PepsiCo, Inc.	459,157	68,846,000
		$138,363,292
Gaming & Lodging – 0.6%
Hilton Worldwide Holdings, Inc.	205,954	$ 46,864,833
Health Maintenance Organizations – 1.5%
Cigna Group	245,673	$ 80,826,417
Humana, Inc.	109,807	29,054,932
		$109,881,349
2

MFS Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.2%
Aon PLC	187,274	$ 74,739,181
Chubb Ltd.	358,230	108,181,878
Willis Towers Watson PLC	155,369	52,506,953
		$235,428,012
Interactive Media Services – 7.0%
Alphabet, Inc., “A”	1,368,175	$ 211,574,582
Meta Platforms, Inc., “A”	533,593	307,541,661
		$519,116,243
Internet – 0.5%
Gartner, Inc. (a)	82,227	$ 34,513,961
Leisure & Toys – 0.2%
Electronic Arts, Inc.	103,524	$ 14,961,288
Machinery & Tools – 3.2%
Crane Co.	150,269	$ 23,018,205
Eaton Corp. PLC	237,287	64,501,725
Nordson Corp.	210,976	42,558,079
Regal Rexnord Corp.	289,788	32,992,364
Trane Technologies PLC	89,441	30,134,462
Wabtec Corp.	230,397	41,782,496
		$234,987,331
Major Banks – 4.3%
JPMorgan Chase & Co.	743,142	$ 182,292,732
Morgan Stanley	519,610	60,622,899
PNC Financial Services Group, Inc.	440,931	77,502,442
		$320,418,073
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	123,653	$ 21,638,038
McKesson Corp.	86,399	58,145,663
		$79,783,701
Medical Equipment – 4.7%
Agilent Technologies, Inc.	377,675	$ 44,180,421
Becton, Dickinson and Co.	269,363	61,700,289
Boston Scientific Corp. (a)	674,536	68,047,192
Medtronic PLC	903,425	81,181,770
STERIS PLC	226,005	51,224,033
Waters Corp. (a)	127,259	46,903,850
		$353,237,555
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	98,725	$ 22,844,965
Network & Telecom – 0.6%
Qualcomm, Inc.	286,324	$ 43,982,230
3

MFS Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
TechnipFMC PLC	562,992	$ 17,841,216
Other Banks & Diversified Financials – 4.4%
Moody's Corp.	91,646	$ 42,678,626
Northern Trust Corp.	319,797	31,547,974
Visa, Inc., “A”	728,696	255,378,800
		$329,605,400
Pharmaceuticals – 4.5%
AbbVie, Inc.	515,402	$ 107,987,027
Johnson & Johnson	670,685	111,226,400
Pfizer, Inc.	2,059,541	52,188,769
Vertex Pharmaceuticals, Inc. (a)	131,416	63,713,105
		$335,115,301
Railroad & Shipping – 0.5%
Canadian Pacific Kansas City Ltd.	533,927	$ 37,487,015
Real Estate - Storage – 0.6%
Extra Space Storage, Inc., REIT	279,326	$ 41,477,118
Restaurants – 1.5%
Aramark	1,750,308	$ 60,420,632
U.S. Foods Holding Corp. (a)	743,217	48,650,985
		$109,071,617
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	168,473	$ 49,686,057
Corteva, Inc.	672,441	42,316,712
DuPont de Nemours, Inc.	558,524	41,710,573
		$133,713,342
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	1,838,932	$ 349,875,202
Home Depot, Inc.	248,577	91,100,985
Ross Stores, Inc.	373,051	47,672,187
		$488,648,374
Telecom - Infrastructure – 1.1%
SBA Communications Corp., REIT	388,858	$ 85,552,649
Tobacco – 0.7%
Philip Morris International, Inc.	345,531	$ 54,846,136
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	230,949	$ 34,168,905
Utilities - Electric Power – 2.7%
Alliant Energy Corp.	652,898	$ 42,013,986
Constellation Energy	94,138	18,981,045
Duke Energy Corp.	428,568	52,272,439
PG&E Corp.	2,692,411	46,255,621
4

MFS Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PPL Corp.	1,081,118	$ 39,039,171
		$198,562,262
Total Common Stocks (Identified Cost, $4,571,693,167)		$7,359,531,859
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	30,929	$ 0

Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $28,580,523)	28,579,475	$ 28,582,333
Other Assets, Less Liabilities – 0.7%		53,244,735
Net Assets – 100.0%		$7,441,358,927
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,582,333 and $7,359,531,859, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At March 31, 2025, the fund had cash collateral of $10,303 and other liquid securities collateral with an aggregate value of $497,075. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Research Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $4,571,693,167)	$7,359,531,859
Investments in affiliated issuers, at value (identified cost, $28,580,523)	28,582,333
Deposits with brokers	10,303
Receivables for
Investments sold	52,003,666
Fund shares sold	5,368,886
Interest and dividends	4,332,485
Other assets	39,059
Total assets	$7,449,868,591
Liabilities
Payable to custodian	$13,404
Payables for
Distributions	864
Fund shares reacquired	4,526,160
Payable to affiliates
Investment adviser	342,839
Administrative services fee	6,006
Shareholder servicing costs	1,391,890
Distribution and service fees	43,531
Payable for independent Trustees' compensation	23,005
Accrued expenses and other liabilities	2,161,965
Total liabilities	$8,509,664
Net assets	$7,441,358,927
Net assets consist of
Paid-in capital	$4,125,840,240
Total distributable earnings (loss)	3,315,518,687
Net assets	$7,441,358,927
Shares of beneficial interest outstanding	133,120,242
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,416,977,406	25,835,692	$54.85
Class B	3,033,980	65,523	46.30
Class C	38,333,836	838,133	45.74
Class I	4,101,796,269	71,933,317	57.02
Class R1	1,827,336	41,221	44.33
Class R2	12,536,842	240,595	52.11
Class R3	27,158,232	501,171	54.19
Class R4	11,977,330	218,456	54.83
Class R6	1,827,717,696	33,446,134	54.65
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $58.20 [100 / 94.25 x $54.85]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Research Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$48,165,745
Dividends from affiliated issuers	1,282,351
Other	52,208
Income on securities loaned	2,181
Foreign taxes withheld	(154,777)
Total investment income	$49,347,708
Expenses
Management fee	$16,912,471
Distribution and service fees	2,244,429
Shareholder servicing costs	2,155,603
Administrative services fee	300,350
Independent Trustees' compensation	69,117
Custodian fee	157,725
Shareholder communications	77,335
Audit and tax fees	34,993
Legal fees	19,591
Miscellaneous	156,633
Total expenses	$22,128,247
Fees paid indirectly	(75)
Reduction of expenses by distributor	(4,606)
Net expenses	$22,123,566
Net investment income (loss)	$27,224,142
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$633,763,148
Affiliated issuers	585
Foreign currency	(4,277)
Net realized gain (loss)	$633,759,456
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(903,071,360)
Affiliated issuers	(6,491)
Translation of assets and liabilities in foreign currencies	(1,184)
Net unrealized gain (loss)	$(903,079,035)
Net realized and unrealized gain (loss)	$(269,319,579)
Change in net assets from operations	$(242,095,437)
See Notes to Financial Statements
7

MFS Research Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24
Change in net assets
From operations
Net investment income (loss)	$27,224,142	$56,003,963
Net realized gain (loss)	633,759,456	679,295,749
Net unrealized gain (loss)	(903,079,035)	1,362,801,027
Change in net assets from operations	$(242,095,437)	$2,098,100,739
Total distributions to shareholders	$(744,758,074)	$(483,676,450)
Change in net assets from fund share transactions	$159,580,362	$(377,067,167)
Total change in net assets	$(827,273,149)	$1,237,357,122
Net assets
At beginning of period	8,268,632,076	7,031,274,954
At end of period	$7,441,358,927	$8,268,632,076
See Notes to Financial Statements
8

MFS Research Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$62.33	$50.69	$46.50	$58.66	$48.66	$44.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.29	$0.34	$0.29	$0.20	$0.33
Net realized and unrealized gain (loss)	(1.82)	14.91	7.37	(9.17)	12.41	5.52
Total from investment operations	$(1.68)	$15.20	$7.71	$(8.88)	$12.61	$5.85
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.30)	$(0.34)	$(0.19)	$(0.28)	$(0.35)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.80)	$(3.56)	$(3.52)	$(3.28)	$(2.61)	$(1.69)
Net asset value, end of period (x)	$54.85	$62.33	$50.69	$46.50	$58.66	$48.66
Total return (%) (r)(s)(t)(x)	(3.45)(n)	31.41	17.07	(16.34)	26.85	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.81	0.79	0.78	0.79
Expenses after expense reductions (f)	0.76(a)	0.77	0.81	0.78	0.78	0.78
Net investment income (loss)	0.47(a)	0.52	0.68	0.52	0.37	0.72
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$1,416,977	$1,549,852	$1,288,552	$1,198,757	$1,536,575	$1,290,401
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	0.76	0.76	0.76	0.76	0.77

See Notes to Financial Statements
9

MFS Research Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$53.38	$43.91	$40.69	$51.91	$43.39	$39.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.11)	$(0.03)	$(0.12)	$(0.19)	$(0.01)
Net realized and unrealized gain (loss)	(1.51)	12.84	6.43	(8.01)	11.04	4.93
Total from investment operations	$(1.58)	$12.73	$6.40	$(8.13)	$10.85	$4.92
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.03)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.50)	$(3.26)	$(3.18)	$(3.09)	$(2.33)	$(1.37)
Net asset value, end of period (x)	$46.30	$53.38	$43.91	$40.69	$51.91	$43.39
Total return (%) (r)(s)(t)(x)	(3.83)(n)	30.45	16.18	(16.97)	25.91	12.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.56	1.53	1.53	1.54
Expenses after expense reductions (f)	1.50(a)	1.52	1.56	1.53	1.53	1.54
Net investment income (loss)	(0.29)(a)	(0.23)	(0.06)	(0.25)	(0.39)	(0.03)
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$3,034	$4,390	$5,386	$7,126	$12,047	$13,373
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	1.51	1.51	1.51	1.51	1.52

See Notes to Financial Statements
10

MFS Research Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$52.79	$43.46	$40.30	$51.44	$43.02	$39.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.11)	$(0.03)	$(0.11)	$(0.19)	$(0.01)
Net realized and unrealized gain (loss)	(1.48)	12.70	6.37	(7.94)	10.94	4.90
Total from investment operations	$(1.55)	$12.59	$6.34	$(8.05)	$10.75	$4.89
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.06)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.50)	$(3.26)	$(3.18)	$(3.09)	$(2.33)	$(1.40)
Net asset value, end of period (x)	$45.74	$52.79	$43.46	$40.30	$51.44	$43.02
Total return (%) (r)(s)(t)(x)	(3.81)(n)	30.44	16.19	(16.97)	25.90	12.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.56	1.54	1.53	1.55
Expenses after expense reductions (f)	N/A	1.52	1.56	1.54	1.53	1.54
Net investment income (loss)	(0.29)(a)	(0.23)	(0.07)	(0.24)	(0.38)	(0.03)
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$38,334	$45,538	$44,532	$47,651	$68,140	$70,785
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	1.51	1.51	1.51	1.51	1.53

See Notes to Financial Statements
11

MFS Research Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$64.66	$52.45	$48.01	$60.47	$50.09	$45.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.45	$0.48	$0.44	$0.35	$0.45
Net realized and unrealized gain (loss)	(1.91)	15.45	7.61	(9.47)	12.77	5.70
Total from investment operations	$(1.69)	$15.90	$8.09	$(9.03)	$13.12	$6.15
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.43)	$(0.47)	$(0.34)	$(0.41)	$(0.46)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.95)	$(3.69)	$(3.65)	$(3.43)	$(2.74)	$(1.80)
Net asset value, end of period (x)	$57.02	$64.66	$52.45	$48.01	$60.47	$50.09
Total return (%) (r)(s)(t)(x)	(3.36)(n)	31.76	17.36	(16.15)	27.16	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.56	0.54	0.53	0.55
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.71(a)	0.77	0.93	0.77	0.62	0.97
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$4,101,796	$4,547,962	$3,701,927	$3,665,406	$4,577,919	$3,492,027
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	0.51	0.51	0.51	0.51	0.53

See Notes to Financial Statements
12

MFS Research Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$51.33	$42.34	$39.38	$50.34	$42.14	$38.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.11)	$(0.03)	$(0.11)	$(0.18)	$(0.02)
Net realized and unrealized gain (loss)	(1.43)	12.36	6.22	(7.76)	10.71	4.81
Total from investment operations	$(1.50)	$12.25	$6.19	$(7.87)	$10.53	$4.79
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.05)	$—	$—	$(0.03)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.50)	$(3.26)	$(3.23)	$(3.09)	$(2.33)	$(1.37)
Net asset value, end of period (x)	$44.33	$51.33	$42.34	$39.38	$50.34	$42.14
Total return (%) (r)(s)(t)(x)	(3.82)(n)	30.44	16.20	(16.98)	25.92	12.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.56	1.54	1.53	1.54
Expenses after expense reductions (f)	1.50(a)	1.52	1.56	1.54	1.53	N/A
Net investment income (loss)	(0.29)(a)	(0.23)	(0.07)	(0.23)	(0.39)	(0.04)
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$1,827	$2,757	$3,329	$2,933	$3,416	$3,596
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	1.51	1.51	1.51	1.51	1.53

See Notes to Financial Statements
13

MFS Research Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$59.40	$48.30	$44.44	$56.29	$46.78	$42.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.14	$0.21	$0.14	$0.06	$0.20
Net realized and unrealized gain (loss)	(1.72)	14.22	7.04	(8.76)	11.92	5.33
Total from investment operations	$(1.66)	$14.36	$7.25	$(8.62)	$11.98	$5.53
Less distributions declared to shareholders
From net investment income	$(0.13)	$—	$(0.21)	$(0.14)	$(0.14)	$(0.26)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.63)	$(3.26)	$(3.39)	$(3.23)	$(2.47)	$(1.60)
Net asset value, end of period (x)	$52.11	$59.40	$48.30	$44.44	$56.29	$46.78
Total return (%) (r)(s)(t)(x)	(3.58)(n)	31.09	16.78	(16.55)	26.53	13.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.02	1.06	1.04	1.03	1.04
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.21(a)	0.27	0.44	0.27	0.12	0.47
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$12,537	$14,229	$13,611	$32,036	$43,862	$19,726
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	1.01	1.02	1.01	1.02	1.03

See Notes to Financial Statements
14

MFS Research Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$61.64	$50.16	$46.05	$58.12	$48.23	$44.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.29	$0.34	$0.28	$0.20	$0.32
Net realized and unrealized gain (loss)	(1.81)	14.75	7.29	(9.08)	12.29	5.48
Total from investment operations	$(1.67)	$15.04	$7.63	$(8.80)	$12.49	$5.80
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.34)	$(0.18)	$(0.27)	$(0.35)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.78)	$(3.56)	$(3.52)	$(3.27)	$(2.60)	$(1.69)
Net asset value, end of period (x)	$54.19	$61.64	$50.16	$46.05	$58.12	$48.23
Total return (%) (r)(s)(t)(x)	(3.47)(n)	31.43	17.06	(16.34)	26.85	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.81	0.79	0.78	0.79
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.46(a)	0.53	0.68	0.52	0.37	0.72
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$27,158	$30,411	$35,981	$34,133	$43,493	$40,434
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	0.76	0.76	0.76	0.76	0.78

See Notes to Financial Statements
15

MFS Research Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$62.39	$50.73	$46.55	$58.72	$48.71	$44.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.43	$0.47	$0.42	$0.34	$0.43
Net realized and unrealized gain (loss)	(1.81)	14.92	7.37	(9.16)	12.40	5.55
Total from investment operations	$(1.60)	$15.35	$7.84	$(8.74)	$12.74	$5.98
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.43)	$(0.48)	$(0.34)	$(0.40)	$(0.46)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.96)	$(3.69)	$(3.66)	$(3.43)	$(2.73)	$(1.80)
Net asset value, end of period (x)	$54.83	$62.39	$50.73	$46.55	$58.72	$48.71
Total return (%) (r)(s)(t)(x)	(3.34)(n)	31.75	17.35	(16.13)	27.16	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.56	0.53	0.53	0.54
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.71(a)	0.77	0.94	0.76	0.62	0.97
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$11,977	$14,458	$9,985	$11,620	$16,260	$14,246
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	0.51	0.51	0.51	0.51	0.53

See Notes to Financial Statements
16

MFS Research Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$62.22	$50.60	$46.44	$58.60	$48.62	$44.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.47	$0.50	$0.46	$0.38	$0.47
Net realized and unrealized gain (loss)	(1.81)	14.88	7.35	(9.15)	12.37	5.53
Total from investment operations	$(1.58)	$15.35	$7.85	$(8.69)	$12.75	$6.00
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.47)	$(0.51)	$(0.38)	$(0.44)	$(0.48)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)	(1.34)
Total distributions declared to shareholders	$(5.99)	$(3.73)	$(3.69)	$(3.47)	$(2.77)	$(1.82)
Net asset value, end of period (x)	$54.65	$62.22	$50.60	$46.44	$58.60	$48.62
Total return (%) (r)(s)(t)(x)	(3.31)(n)	31.85	17.44	(16.09)	27.25	13.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45(a)	0.46	0.49	0.47	0.46	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.77(a)	0.83	1.00	0.84	0.68	1.04
Portfolio turnover rate	16(n)	20	24	17	26	36
Net assets at end of period (000 omitted)	$1,827,718	$2,059,035	$1,927,972	$1,788,197	$2,180,565	$1,632,527
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	N/A	0.45	0.45	0.45	0.45	0.46
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
17

MFS Research Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
18

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,223,590,818	$—	$—	$7,223,590,818
Canada	100,318,898	0	—	100,318,898
Sweden	35,622,143	—	—	35,622,143
Investment Companies	28,582,333	—	—	28,582,333
Total	$7,388,114,192	$0	$—	$7,388,114,192
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2025, there were no securities on loan or collateral outstanding.
19

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$54,004,976
Long-term capital gains	429,671,474
Total distributions	$483,676,450
The federal tax cost and the tax basis components of distributable earnings were as follows:
20

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
As of 3/31/25
Cost of investments	$4,621,124,888
Gross appreciation	2,982,663,541
Gross depreciation	(215,674,237)
Net unrealized appreciation (depreciation)	$2,766,989,304
As of 9/30/24
Undistributed ordinary income	43,392,178
Undistributed long-term capital gain	588,820,611
Other temporary differences	1,140
Net unrealized appreciation (depreciation)	3,670,158,269
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/25	Year ended 9/30/24
Class A	$142,020,228	$88,559,708
Class B	410,258	372,810
Class C	4,522,098	3,186,820
Class I	406,701,430	256,180,197
Class R1	282,659	245,359
Class R2	1,304,102	905,053
Class R3	2,745,407	2,543,291
Class R4	1,346,640	721,929
Class R6	185,425,252	130,961,283
Total	$744,758,074	$483,676,450
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%
The management fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $33,014 for the six months ended March 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
21

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,922,870
Class B	0.75%	0.25%	1.00%	1.00%	19,283
Class C	0.75%	0.25%	1.00%	1.00%	217,582
Class R1	0.75%	0.25%	1.00%	1.00%	12,150
Class R2	0.25%	0.25%	0.50%	0.50%	35,504
Class R3	—	0.25%	0.25%	0.25%	37,040
Total Distribution and Service Fees					$2,244,429
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2025, this rebate amounted to $4,593, $10, and $3 for Class A, Class B, and Class R1 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2025, were as follows:
Amount
Class A	$1,255
Class B	556
Class C	1,790
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2025, the fee was $222,487, which equated to 0.0055% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,933,116.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.0074% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
22

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$166
8/19/2024	Redemption	Class R1	4	205
8/19/2024	Redemption	Class R2	3	145
8/19/2024	Redemption	Class R3	4	252
8/19/2024	Redemption	Class R4	4	250
During the six months ended March 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,079,490 and $839,753, respectively. The sales transactions resulted in net realized gains (losses) of $144,665.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2025, this reimbursement amounted to $50,723, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended March 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,288,165,103 and $1,895,150,449, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	500,207	$29,976,943	934,770	$52,428,690
Class B	192	10,632	1,376	63,212
Class C	36,107	1,835,962	91,288	4,359,995
Class I	4,890,010	304,299,982	11,754,006	686,818,861
Class R1	1,033	50,806	4,757	222,992
Class R2	12,410	710,632	26,147	1,394,624
Class R3	19,195	1,141,643	37,735	2,087,487
Class R4	12,660	747,695	57,182	3,416,623
Class R6	595,357	34,564,739	726,393	40,811,517
	6,067,171	$373,339,034	13,633,654	$791,604,001
Shares issued to shareholders in reinvestment of distributions
Class A	2,225,488	$132,928,399	1,599,869	$82,954,011
Class B	8,103	409,522	8,315	371,423
Class C	87,597	4,372,877	68,149	3,010,135
Class I	6,501,281	403,469,519	4,734,164	254,082,570
Class R1	5,841	282,659	5,713	245,359
Class R2	22,964	1,304,102	18,280	905,053
Class R3	46,516	2,745,407	49,606	2,543,291
Class R4	18,079	1,078,754	12,238	633,824
Class R6	3,075,778	182,885,736	2,495,913	128,863,975
	11,991,647	$729,476,975	8,992,247	$473,609,641
23

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,753,273)	$(105,193,695)	(3,093,255)	$(173,435,354)
Class B	(25,003)	(1,275,248)	(50,114)	(2,440,253)
Class C	(148,139)	(7,494,258)	(321,584)	(15,406,084)
Class I	(9,795,229)	(612,755,270)	(16,730,117)	(977,168,313)
Class R1	(19,375)	(949,482)	(35,374)	(1,724,263)
Class R2	(34,311)	(1,922,216)	(86,718)	(4,766,295)
Class R3	(57,920)	(3,439,518)	(311,301)	(17,513,894)
Class R4	(44,007)	(2,633,888)	(34,537)	(1,971,155)
Class R6	(3,317,227)	(207,572,072)	(8,230,275)	(447,855,198)
	(15,194,484)	$(943,235,647)	(28,893,275)	$(1,642,280,809)
Net change
Class A	972,422	$57,711,647	(558,616)	$(38,052,653)
Class B	(16,708)	(855,094)	(40,423)	(2,005,618)
Class C	(24,435)	(1,285,419)	(162,147)	(8,035,954)
Class I	1,596,062	95,014,231	(241,947)	(36,266,882)
Class R1	(12,501)	(616,017)	(24,904)	(1,255,912)
Class R2	1,063	92,518	(42,291)	(2,466,618)
Class R3	7,791	447,532	(223,960)	(12,883,116)
Class R4	(13,268)	(807,439)	34,883	2,079,292
Class R6	353,908	9,878,403	(5,007,969)	(278,179,706)
	2,864,334	$159,580,362	(6,267,374)	$(377,067,167)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 8%, 6%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2025, the fund’s commitment fee and interest expense were $19,422 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
24

MFS Research Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,108,810	$685,710,188	$691,230,759	$585	$(6,491)	$28,582,333
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,282,351	$—
25

MFS Research Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust V, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	18,846,805,039.039	500,516,071.423
John A. Caroselli	18,844,241,433.185	503,079,677.277
Maureen R. Goldfarb	18,945,929,687.059	401,391,423.404
Peter D. Jones	18,881,692,163.491	465,628,946.972
John P. Kavanaugh	18,903,101,933.185	444,219,177.277
James W. Kilman, Jr.	18,943,962,332.661	403,358,777.802
Clarence Otis, Jr.	18,876,330,262.820	470,990,847.642
Michael W. Roberge	18,939,670,067.899	407,651,042.564
Maryanne L. Roepke	18,946,512,982.132	400,808,128.330
Paula E. Smith	18,960,514,274.153	386,806,836.310
Laurie J. Thomsen	18,930,282,579.539	417,038,530.923
Darrell A. Williams	18,932,755,538.506	414,565,571.957
26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
27

MFS Total Return Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Fund
Portfolio of Investments − 3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.1%
Aerospace & Defense – 2.3%
Boeing Co. (a)	179,733	$ 30,653,463
General Dynamics Corp.	148,572	40,497,756
Honeywell International, Inc.	215,377	45,606,080
L3Harris Technologies, Inc.	224,078	46,901,766
Leidos Holdings, Inc.	88,419	11,931,260
		$175,590,325
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	181,518	$ 33,312,183
Diageo PLC	869,969	22,694,696
		$56,006,879
Automotive – 2.0%
Aptiv PLC (a)	973,305	$ 57,911,647
Lear Corp.	569,859	50,272,961
LKQ Corp.	1,176,396	50,043,886
		$158,228,494
Broadcasting – 1.3%
Interpublic Group of Companies, Inc.	176,655	$ 4,797,950
Omnicom Group, Inc.	940,414	77,969,724
Warner Bros. Discovery, Inc. (a)	1,814,071	19,464,982
		$102,232,656
Brokerage & Asset Managers – 3.0%
Charles Schwab Corp.	2,278,385	$ 178,351,978
CME Group, Inc.	203,937	54,102,447
		$232,454,425
Business Services – 2.6%
Accenture PLC, “A”	121,395	$ 37,880,096
Amdocs Ltd.	307,594	28,144,851
Cognizant Technology Solutions Corp., “A”	364,385	27,875,452
Fidelity National Information Services, Inc.	482,634	36,043,107
Fiserv, Inc. (a)	309,402	68,325,244
		$198,268,750
Chemicals – 0.7%
PPG Industries, Inc.	510,147	$ 55,784,575
Computer Software – 2.0%
Dun & Bradstreet Holdings, Inc.	5,483,873	$ 49,025,824
Microsoft Corp.	274,248	102,949,957
		$151,975,781
MTRFS-SEM

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Masco Corp.	1,099,307	$ 76,445,809
Mohawk Industries, Inc. (a)	116,179	13,265,318
Stanley Black & Decker, Inc. (l)	378,463	29,096,236
		$118,807,363
Consumer Products – 1.6%
Kenvue, Inc.	5,213,104	$ 125,010,234
Electrical Equipment – 1.4%
Johnson Controls International PLC	1,343,457	$ 107,624,340
Electronics – 1.3%
Intel Corp.	1,908,728	$ 43,347,213
NXP Semiconductors N.V.	292,603	55,612,126
		$98,959,339
Energy - Independent – 2.8%
ConocoPhillips	845,765	$ 88,822,240
Hess Corp.	788,111	125,884,970
		$214,707,210
Energy - Integrated – 1.6%
Exxon Mobil Corp.	637,845	$ 75,858,906
Suncor Energy, Inc.	1,279,264	49,533,088
		$125,391,994
Food & Beverages – 0.2%
Archer Daniels Midland Co.	274,986	$ 13,202,078
Health Maintenance Organizations – 1.7%
Cigna Group	411,517	$ 135,389,093
Insurance – 4.4%
Aon PLC	303,743	$ 121,220,794
Chubb Ltd.	320,052	96,652,503
Principal Financial Group, Inc.	174,089	14,687,889
Travelers Cos., Inc.	89,372	23,635,319
Willis Towers Watson PLC	252,525	85,340,824
		$341,537,329
Interactive Media Services – 0.4%
Alphabet, Inc., “A”	188,452	$ 29,142,217
Leisure & Toys – 0.3%
Electronic Arts, Inc.	181,585	$ 26,242,664
Machinery & Tools – 1.0%
AGCO Corp.	179,409	$ 16,607,891
Eaton Corp. PLC	106,824	29,037,968
Regal Rexnord Corp.	266,945	30,391,688
		$76,037,547

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.0%
Bank of America Corp.	2,758,651	$ 115,118,506
Goldman Sachs Group, Inc.	231,300	126,356,877
JPMorgan Chase & Co.	388,408	95,276,482
Morgan Stanley	375,186	43,772,951
PNC Financial Services Group, Inc.	311,051	54,673,434
Wells Fargo & Co.	456,711	32,787,283
		$467,985,533
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	206,084	$ 36,062,639
McKesson Corp.	108,659	73,126,421
Quest Diagnostics, Inc.	111,625	18,886,950
		$128,076,010
Medical Equipment – 3.5%
Becton, Dickinson and Co.	529,886	$ 121,375,687
Medtronic PLC	1,623,819	145,916,376
		$267,292,063
Metals & Mining – 0.2%
Glencore PLC	3,980,030	$ 14,641,079
Other Banks & Diversified Financials – 1.2%
Northern Trust Corp.	922,332	$ 90,988,052
Pharmaceuticals – 3.9%
Johnson & Johnson	819,682	$ 135,936,063
Organon & Co.	498,012	7,415,399
Pfizer, Inc.	4,490,488	113,788,966
Roche Holding AG	131,651	43,287,181
		$300,427,609
Railroad & Shipping – 1.0%
Union Pacific Corp.	331,813	$ 78,387,503
Restaurants – 0.3%
U.S. Foods Holding Corp. (a)	179,020	$ 11,718,649
Wendy's Co.	740,832	10,838,372
		$22,557,021
Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	61,256	$ 18,065,620
Axalta Coating Systems Ltd. (a)	1,115,949	37,016,028
DuPont de Nemours, Inc.	540,880	40,392,918
		$95,474,566
Specialty Stores – 0.2%
Target Corp.	176,523	$ 18,421,940

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 2.0%
Comcast Corp., “A”	3,026,142	$ 111,664,640
T-Mobile USA, Inc.	172,750	46,074,152
		$157,738,792
Tobacco – 1.8%
Altria Group, Inc.	485,243	$ 29,124,285
Philip Morris International, Inc.	680,757	108,056,559
		$137,180,844
Utilities - Electric Power – 3.3%
Duke Energy Corp.	554,936	$ 67,685,544
Exelon Corp.	724,124	33,367,634
National Grid PLC	3,778,774	49,230,893
PG&E Corp.	4,359,056	74,888,582
Southern Co.	297,628	27,366,895
		$252,539,548
Total Common Stocks (Identified Cost, $2,949,073,169)		$4,574,303,853
Bonds – 38.9%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$ 2,857,247
Boeing Co., 5.805%, 5/01/2050	3,239,000	3,083,468
Boeing Co., 6.858%, 5/01/2054	2,839,000	3,083,710
		$9,024,425
Asset-Backed & Securitized – 5.7%
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	$4,416,835	$ 4,430,925
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	10,193,331	10,158,949
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	9,295,874	9,309,222
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	5,966,290	5,926,966
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	5,818,000	5,790,865
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.449% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,685,617
AREIT 2022-CRE6 Trust, “B”, FLR, 6.197% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	10,106,894
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,763,149	2,788,085
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 6.043% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	11,516,802	11,550,212
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	593,236	1,121,773
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.362%, 7/15/2056	1,190,323	1,240,609
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,458,265
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.734% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	17,122,500	17,080,053
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.483% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	2,794,000	2,794,165
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.399% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,973,025
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,388,342	3,451,099
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.733% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	16,434,422
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	6,602,564	6,561,535
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,415,065
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,246,446	9,224,939
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,360,676	5,352,754
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	2,902,502	2,940,608
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,196,958	3,189,798
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.463% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	3,050,517	3,049,852
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.583% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	6,098,489	6,100,593
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	8,492,449	8,600,853

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Empire District Bondco LLC, 4.943%, 1/01/2033	$4,007,784	$ 4,026,857
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	2,360,000	2,362,482
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	3,413,708	3,424,053
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	1,566,082	1,581,605
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	134,084	140,494
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,628,149	7,616,685
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	888,616	890,323
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.183% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	16,915,500	16,897,686
Magnetite CLO Ltd., 2017-19A, FLR, 5.752% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	3,285,540	3,264,588
MF1 2020-FL4 Ltd., “A”, FLR, 6.133% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	1,221,529	1,222,656
MF1 2021-FL5 Ltd., “AS”, FLR, 5.633% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	17,497,000	17,405,736
MF1 2022-FL8 Ltd., “B”, FLR, 6.267% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,263,569
MF1 2023-FL12 Ltd., “A”, FLR, 6.383% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	14,505,000	14,522,592
MF1 2024-FL15 Ltd., “AS”, FLR, 6.356% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	8,571,000	8,571,001
MF1 2024-FL16 Ltd., “A”, FLR, 5.857% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	17,590,246	17,595,768
MF1 2025-FL17 Ltd., “AS”, FLR, 5.883% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	15,153,744	15,123,452
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,068,644
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	7,961,861
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 5.913% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	5,618,950	5,621,748
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 5.547% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	5,725,000	5,710,939
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.018% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	5,130,663	5,139,186
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	4,001,929	4,002,510
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	4,825,941	4,832,010
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.947% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	16,148,818	16,156,892
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	3,695,000	3,685,184
Residential Funding Mortgage Securities, Inc., FGIC, 3.6%, 12/25/2035 (d)(q)	140,906	2,520
Rockford Tower CLO 2020-1A, Ltd., “A2R”, FLR, 5.593% (SOFR - 3mo. + 1.3%), 1/20/2036 (n)	18,536,627	18,470,581
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	11,794,000	11,792,874
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	822,829	823,667
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.148% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	17,033,913
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.633% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	7,396,688	7,373,855
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	2,275,018	2,270,254
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	4,053,023	4,078,818
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.014% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,427,430
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,511,009	2,499,798
		$442,599,374
Automotive – 0.3%
Magna International, Inc., 2.45%, 6/15/2030	$6,114,000	$ 5,425,598
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	10,166,000	8,471,436
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	12,210,182
		$26,107,216
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$7,789,000	$ 6,320,261
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	5,552,000	4,440,511
		$10,760,772
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$13,058,000	$ 13,638,587
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	6,155,256
LPL Holdings, Inc., 6.75%, 11/17/2028	1,274,000	1,346,898

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$14,519,000	$ 13,814,489
		$34,955,230
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$ 559,674
Masco Corp., 2%, 2/15/2031	12,460,000	10,587,449
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,174,159
		$12,321,282
Business Services – 0.5%
Equinix, Inc., 1.8%, 7/15/2027	$5,883,000	$ 5,532,455
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,520,362
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,971,699
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,201,080
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	6,238,816
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	7,206,184
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,750,000	2,699,295
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,062,000	5,262,815
		$39,632,706
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,413,000	$ 3,458,779
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,712,625
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,151,726
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,625,571
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,628,262
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,479,667
		$25,056,630
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$ 4,070,160
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$2,585,000	$ 2,541,754
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,664,988
		$6,206,742
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$2,623,000	$ 2,612,485
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	6,723,000	6,733,204
		$9,345,689
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$10,448,000	$ 10,464,815
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$ 4,602,645
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$ 8,203,136

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,290,000	$ 4,095,162
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	2,137,376
		$6,232,538
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,744,000	$ 4,736,114
EQT Corp., 5.75%, 2/01/2034	10,541,000	10,746,614
		$15,482,728
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$ 12,014,299
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,630,873
		$23,645,172
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$13,587,000	$ 13,130,368
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,548,656
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,234,941
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,880,022
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	5,492,245
		$35,286,232
Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,398,000	$ 2,208,927
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,558,000	12,155,882
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,658,137
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	916,541
Mars, Inc., 5.2%, 3/01/2035 (n)	7,862,000	7,901,364
		$30,840,851
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$ 5,021,135
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,329,333
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,663,981
Marriott International, Inc., 2.85%, 4/15/2031	23,000	20,452
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,359,232
		$18,394,133
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$ 7,562,663
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,118,000	10,277,801
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,447,000	4,563,731
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	14,528,053
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	11,604,000	12,369,731
		$49,301,979
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$4,392,000	$ 4,490,332
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,955,000	$ 6,937,646
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,578,119
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	14,394,000	14,701,206

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	$357,000	$ 371,932
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,242,813
		$30,831,716
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$ 2,387,583
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$14,128,000	$ 14,075,741
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,427,839
		$15,503,580
Major Banks – 2.3%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,722,000	$ 10,113,156
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	3,135,163
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	9,484,000	10,586,308
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	16,465,000	15,435,798
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,981,000	3,064,262
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,764,563
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,588,000	7,941,224
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,852,790
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,715,279
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,743,265
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,193,179
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,405,774
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	13,012,705
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	5,152,568
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,657,000	4,840,050
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	5,944,567
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,847,000	2,220,517
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	8,058,802
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	17,520,925
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	9,010,893
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	15,845,362
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	17,713,166
		$175,270,316
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$ 8,919,738
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	849,095
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	4,659,555
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,149,601
CVS Health Corp., 5.3%, 6/01/2033	9,092,000	9,003,544
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,297,174
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	2,927,574
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	377,859
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,055,552
		$36,239,692
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$ 4,650,726

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$ 1,582,678
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,378,978
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	13,179,267
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,790,670
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	2,019,535
		$25,951,128
Midstream – 0.4%
Enbridge, Inc., 5.625%, 4/05/2034	$7,064,000	$ 7,175,933
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,742,196
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,634,380
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,628,844
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,283,195
Targa Resources Corp., 6.125%, 3/15/2033	7,772,000	8,112,527
		$27,577,075
Mortgage-Backed – 10.1%
Fannie Mae, 5%, 3/01/2026 - 3/01/2042	$3,344,266	$ 3,367,764
Fannie Mae, 4.54%, 7/01/2026	820,858	822,572
Fannie Mae, 3.95%, 1/01/2027	793,655	790,056
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	5,035,345	4,779,275
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	958,628	995,402
Fannie Mae, 2.5%, 11/01/2031	106,963	102,225
Fannie Mae, 5.5%, 2/01/2033 - 12/01/2038	4,288,650	4,354,826
Fannie Mae, 3%, 2/25/2033 (i)	512,626	36,846
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	8,780,375	8,660,000
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,598,934	2,678,490
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	24,391,891	22,646,063
Fannie Mae, 3.25%, 5/25/2040	161,619	153,228
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	19,988,316	19,186,877
Fannie Mae, 5.335%, 2/25/2045 (n)	2,745,299	2,747,664
Fannie Mae, 2%, 4/25/2046	359,403	331,697
Fannie Mae, 4%, 7/25/2046 (i)	646,843	120,576
Fannie Mae, UMBS, 2%, 11/01/2036 - 2/01/2052	55,408,501	46,618,375
Fannie Mae, UMBS, 3%, 2/01/2037 - 7/01/2052	49,439,683	43,194,671
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 8/01/2052	103,826,707	87,632,195
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	10,870,683	10,687,716
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	14,648,195	11,110,125
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	6,000,456	5,417,178
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	4,395,728	4,221,135
Fannie Mae, UMBS, 6%, 11/01/2052 - 9/01/2054	11,352,243	11,565,304
Fannie Mae, UMBS, 4%, 3/01/2053	76,216	71,121
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 10/01/2053	8,919,721	8,915,249
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	12,251,779	11,439,419
Freddie Mac, 0.638%, 6/25/2027 (i)	39,273,000	583,165
Freddie Mac, 0.731%, 6/25/2027 - 3/25/2031 (i)	17,739,586	380,341
Freddie Mac, 0.563%, 7/25/2027 (i)	32,206,851	349,090
Freddie Mac, 0.327%, 8/25/2027 (i)	27,934,000	226,835
Freddie Mac, 0.41%, 8/25/2027 (i)	16,754,240	144,721
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	231,117
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	248,768
Freddie Mac, 0.28%, 11/25/2027 (i)	32,343,627	193,645
Freddie Mac, 0.32%, 11/25/2027 (i)	28,672,886	215,609
Freddie Mac, 0.247%, 12/25/2027 (i)	29,308,000	204,716

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.291%, 12/25/2027 (i)	$32,765,000	$ 269,197
Freddie Mac, 0.362%, 12/25/2027 (i)	49,184,411	426,375
Freddie Mac, 1.086%, 7/25/2029 (i)	838,324	32,986
Freddie Mac, 1.138%, 8/25/2029 (i)	13,149,989	554,834
Freddie Mac, 1.797%, 4/25/2030 - 5/25/2030 (i)	11,495,049	921,367
Freddie Mac, 1.85%, 4/25/2030 (i)	7,819,828	626,500
Freddie Mac, 1.666%, 5/25/2030 (i)	4,048,749	303,804
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	225,169
Freddie Mac, 1.598%, 8/25/2030 (i)	3,331,192	247,730
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	121,805
Freddie Mac, 1.08%, 11/25/2030 (i)	4,320,889	228,608
Freddie Mac, 0.323%, 1/25/2031 (i)	17,000,831	248,576
Freddie Mac, 0.779%, 1/25/2031 (i)	6,541,106	261,729
Freddie Mac, 0.935%, 1/25/2031 (i)	4,767,487	222,183
Freddie Mac, 0.511%, 3/25/2031 (i)	13,777,705	336,901
Freddie Mac, 1.215%, 5/25/2031 (i)	2,518,959	159,213
Freddie Mac, 0.938%, 7/25/2031 (i)	4,010,843	207,436
Freddie Mac, 0.507%, 8/25/2031 (i)	5,117,490	137,390
Freddie Mac, 0.535%, 9/25/2031 (i)	16,898,337	509,671
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	235,156
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	514,421
Freddie Mac, 0.497%, 12/25/2031 (i)	23,600,379	664,834
Freddie Mac, 0.567%, 12/25/2031 (i)	40,016,231	1,261,220
Freddie Mac, 0.289%, 11/25/2032 (i)	23,768,661	376,940
Freddie Mac, 3%, 2/15/2033 (i)	480,274	24,463
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,047,882	1,085,712
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,659,257	1,676,947
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	860,654	874,311
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	385,378	401,563
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	1,290,438	1,274,789
Freddie Mac, 5.5%, 2/15/2036 (i)	112,185	18,200
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	4,152,710	3,993,892
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	17,950,312	16,102,858
Freddie Mac, 4.5%, 12/15/2040 (i)	47,700	4,432
Freddie Mac, 4%, 8/15/2044 (i)	110,784	10,199
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 8/01/2054	18,241,262	18,809,023
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	7,899,072	7,762,168
Freddie Mac, UMBS, 6%, 1/01/2036 - 7/01/2054	22,676,963	23,042,827
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	52,005,180	41,732,002
Freddie Mac, UMBS, 2.5%, 7/01/2037 - 9/01/2052	51,439,549	43,150,814
Freddie Mac, UMBS, 3%, 10/01/2037 - 7/01/2053	24,296,209	21,100,681
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2054	15,568,536	14,099,418
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	8,836,917	8,314,448
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,555,352	1,179,685
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	10,317,454	9,886,817
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053	7,862,653	7,892,253
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	971,743	1,008,474
Ginnie Mae, 5.5%, 12/15/2032 - 1/20/2055	21,716,789	21,819,470
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	33,531,253	32,316,072
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	22,741,891	22,432,477
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	14,063,732	13,253,083
Ginnie Mae, 4.534%, 9/20/2041	2,679,198	2,606,663
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	25,800,551	23,744,950
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	32,087,030	28,568,198

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	$42,139,106	$ 35,959,700
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	29,565,321	24,191,635
Ginnie Mae, 6.5%, 7/20/2054	2,250,000	2,306,160
Ginnie Mae, 5.494%, 3/20/2064	1,366,846	1,373,999
Ginnie Mae, TBA, 5.5%, 4/15/2055	10,275,000	10,296,117
Ginnie Mae, TBA, 6%, 4/15/2055	9,675,000	9,819,071
Ginnie Mae, TBA, 6.5%, 4/15/2055	2,275,000	2,328,799
UMBS, TBA, 2%, 4/25/2040 - 5/13/2055	4,150,000	3,534,482
		$782,514,953
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,860,000	$ 10,209,543
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	6,988,605
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	8,135,000	8,345,367
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,871,317
		$28,414,832
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$ 3,699,361
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,894,499
		$5,593,860
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$777,000	$ 770,598
Network & Telecom – 0.2%
Verizon Communications, Inc., 3.15%, 3/22/2030	$3,413,000	$ 3,181,036
Verizon Communications, Inc., 2.55%, 3/21/2031	2,821,000	2,485,691
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,631,294
		$11,298,021
Oils – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$ 2,388,086
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,663,280
		$11,051,366
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$ 2,302,788
Waste Management, Inc., 4.875%, 2/15/2034	20,620,000	20,621,566
		$22,924,354
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$4,222,000	$ 3,478,803
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$15,515,000	$ 15,636,735
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$ 550,315
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	5,144,989
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,464,475
		$7,159,779

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$ 5,078,582
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$ 10,758,925
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,941,000	$ 7,736,286
Rogers Communications, Inc., 3.8%, 3/15/2032	17,162,000	15,579,765
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,783,220
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	6,007,124
Vodafone Group PLC, 5.625%, 2/10/2053	2,616,000	2,454,203
		$37,560,598
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$17,004,000	$ 16,921,536
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,067,623
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,354,321
Philip Morris International, Inc., 5.125%, 2/15/2030	4,902,000	4,998,370
Philip Morris International, Inc., 5.75%, 11/17/2032	5,756,000	6,025,594
		$32,367,444
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,711,000	$ 3,091,331
U.S. Treasury Obligations – 10.4%
U.S. Treasury Bonds, 4%, 11/15/2042	$8,150,000	$ 7,602,740
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	28,635,708
U.S. Treasury Bonds, 4.5%, 2/15/2044	14,000,000	13,833,203
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	167,826
U.S. Treasury Bonds, 2.25%, 8/15/2046	161,800,000	108,823,140
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,690,582
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	5,185,386
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	28,173,170
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	6,944,137
U.S. Treasury Bonds, 4.75%, 11/15/2053	20,000,000	20,442,969
U.S. Treasury Bonds, 4.25%, 2/15/2054	58,900,000	55,494,844
U.S. Treasury Notes, 0.375%, 11/30/2025 (f)	121,900,000	118,895,355
U.S. Treasury Notes, 4%, 1/15/2027	116,600,000	116,722,977
U.S. Treasury Notes, 2.5%, 3/31/2027	23,300,000	22,681,094
U.S. Treasury Notes, 4.5%, 4/15/2027	61,600,000	62,309,844
U.S. Treasury Notes, 2.75%, 4/30/2027	13,267,600	12,964,414
U.S. Treasury Notes, 4.125%, 7/31/2028	30,000,000	30,212,109
U.S. Treasury Notes, 4.25%, 6/30/2029	90,800,000	91,906,625
U.S. Treasury Notes, 4.25%, 11/15/2034	64,100,000	64,290,297
		$805,976,420
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$ 4,627,342
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,492,697
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,849,000	13,852,472
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,203,485
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	10,057,910
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,379,180

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	$2,896,000	$ 2,923,051
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,877,815
Exelon Corp., 4.05%, 4/15/2030	5,246,000	5,082,466
Georgia Power Co., 3.7%, 1/30/2050	482,000	357,946
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,122,865
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,556,463
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	2,455,000	2,427,089
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,694,508
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,464,243
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,232,926
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,841,880
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,209,010
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,915,558
		$76,318,906
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$ 3,209,147
Total Bonds (Identified Cost, $3,141,567,974)		$3,008,641,257
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	739,886	$ 23,933,058
Consumer Products – 0.5%
Henkel AG & Co. KGaA	448,674	$ 35,669,123
Total Preferred Stocks (Identified Cost, $67,301,753)		$59,602,181
Convertible Preferred Stocks – 0.2%
Aerospace & Defense – 0.2%
Boeing Co., 6% (Identified Cost, $16,947,850)	338,957	$ 20,279,797
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $77,961,517)	77,957,963	$ 77,965,759
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j) (Identified Cost, $382,200)	382,200	$ 382,200
Other Assets, Less Liabilities – (0.0)%		(2,046,150)
Net Assets – 100.0%		$7,739,128,897
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $77,965,759 and $7,663,209,288, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

MFS Total Return Fund
Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $565,823,536, representing 7.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,353	$280,303,548	June – 2025	$917,521
U.S. Treasury Note 5 yr	Long	USD	747	80,792,719	June – 2025	1,041,988
						$1,959,509
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	439	$53,667,750	June – 2025	$(512,714)
At March 31, 2025, the fund had liquid securities with an aggregate value of $4,995,743 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $376,712 of securities on loan (identified cost, $6,175,272,946)	$7,663,209,288
Investments in affiliated issuers, at value (identified cost, $77,961,517)	77,965,759
Cash	943,749
Foreign currency, at value (identified cost, $116)	116
Receivables for
Net daily variation margin on open futures contracts	158,142
Investments sold	7,343,929
TBA sale commitments	21,541,212
Fund shares sold	3,823,931
Interest and dividends	29,899,755
Other assets	39,849
Total assets	$7,804,925,730
Liabilities
Payables for
Distributions	$952,563
TBA purchase commitments	47,480,393
Fund shares reacquired	14,599,392
Collateral for securities loaned, at value	382,200
Payable to affiliates
Investment adviser	294,382
Administrative services fee	6,006
Shareholder servicing costs	1,664,435
Distribution and service fees	166,353
Payable for independent Trustees' compensation	24,606
Accrued expenses and other liabilities	226,503
Total liabilities	$65,796,833
Net assets	$7,739,128,897
Net assets consist of
Paid-in capital	$6,079,442,454
Total distributable earnings (loss)	1,659,686,443
Net assets	$7,739,128,897
Shares of beneficial interest outstanding	400,551,313
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,992,489,730	258,476,974	$19.32
Class B	13,580,738	699,855	19.41
Class C	183,184,670	9,374,757	19.54
Class I	951,354,946	49,273,883	19.31
Class R1	6,719,786	348,403	19.29
Class R2	74,108,056	3,816,936	19.42
Class R3	215,587,500	11,147,879	19.34
Class R4	74,903,952	3,871,635	19.35
Class R6	1,227,199,519	63,540,991	19.31
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.50 [100 / 94.25 x $19.32]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/25 (unaudited) Net investment income (loss)
Income
Interest	$64,025,919
Dividends from unaffiliated issuers	54,925,070
Dividends from affiliated issuers	2,346,709
Other	21,092
Income on securities loaned	20,416
Foreign taxes withheld	(525,200)
Total investment income	$120,814,006
Expenses
Management fee	$13,687,458
Distribution and service fees	7,920,513
Shareholder servicing costs	3,315,914
Administrative services fee	300,350
Independent Trustees' compensation	70,079
Custodian fee	175,471
Shareholder communications	125,049
Audit and tax fees	43,360
Legal fees	19,571
Miscellaneous	186,286
Total expenses	$25,844,051
Fees paid indirectly	(3,140)
Reduction of expenses by distributor	(8,031)
Net expenses	$25,832,880
Net investment income (loss)	$94,981,126
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$268,085,497
Affiliated issuers	6,761
Futures contracts	(11,177,828)
Foreign currency	(32,476)
Net realized gain (loss)	$256,881,954
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(315,536,979)
Affiliated issuers	(29,383)
Futures contracts	1,263,310
Translation of assets and liabilities in foreign currencies	(64,229)
Net unrealized gain (loss)	$(314,367,281)
Net realized and unrealized gain (loss)	$(57,485,327)
Change in net assets from operations	$37,495,799
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24
Change in net assets
From operations
Net investment income (loss)	$94,981,126	$188,012,916
Net realized gain (loss)	256,881,954	452,325,990
Net unrealized gain (loss)	(314,367,281)	770,800,811
Change in net assets from operations	$37,495,799	$1,411,139,717
Total distributions to shareholders	$(555,270,355)	$(482,008,616)
Change in net assets from fund share transactions	$165,088,268	$(243,673,381)
Total change in net assets	$(352,686,288)	$685,457,720
Net assets
At beginning of period	8,091,815,185	7,406,357,465
At end of period	$7,739,128,897	$8,091,815,185
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.68	$18.34	$17.77	$22.04	$19.78	$19.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.46	$0.41	$0.31	$0.28	$0.36
Net realized and unrealized gain (loss)	(0.17)	3.08	1.27	(2.83)	3.36	0.63
Total from investment operations	$0.06	$3.54	$1.68	$(2.52)	$3.64	$0.99
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.47)	$(0.46)	$(0.26)	$(0.33)	$(0.37)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.42)	$(1.20)	$(1.11)	$(1.75)	$(1.38)	$(0.63)
Net asset value, end of period (x)	$19.32	$20.68	$18.34	$17.77	$22.04	$19.78
Total return (%) (r)(s)(t)(x)	0.30(n)	19.98	9.43	(12.61)	19.02	5.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.72	0.73
Expenses after expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	2.35(a)	2.38	2.18	1.52	1.32	1.87
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$4,992,490	$5,193,089	$4,667,098	$4,462,807	$5,207,735	$4,476,559

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.76	$18.40	$17.83	$22.10	$19.82	$19.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.27	$0.15	$0.12	$0.22
Net realized and unrealized gain (loss)	(0.17)	3.10	1.26	(2.82)	3.38	0.63
Total from investment operations	$(0.01)	$3.41	$1.53	$(2.67)	$3.50	$0.85
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.31)	$(0.11)	$(0.17)	$(0.22)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.34)	$(1.05)	$(0.96)	$(1.60)	$(1.22)	$(0.48)
Net asset value, end of period (x)	$19.41	$20.76	$18.40	$17.83	$22.10	$19.82
Total return (%) (r)(s)(t)(x)	0.03(n)	19.09	8.55	(13.25)	18.16	4.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.47	1.48
Expenses after expense reductions (f)	1.47(a)	N/A	1.47	1.47	1.47	1.48
Net investment income (loss)	1.57(a)	1.61	1.41	0.73	0.57	1.12
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$13,581	$20,830	$33,156	$48,449	$80,923	$94,906
Class C	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.90	$18.52	$17.94	$22.23	$19.92	$19.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.27	$0.16	$0.12	$0.22
Net realized and unrealized gain (loss)	(0.18)	3.11	1.28	(2.85)	3.41	0.63
Total from investment operations	$(0.02)	$3.43	$1.55	$(2.69)	$3.53	$0.85
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.32)	$(0.32)	$(0.11)	$(0.17)	$(0.22)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.34)	$(1.05)	$(0.97)	$(1.60)	$(1.22)	$(0.48)
Net asset value, end of period (x)	$19.54	$20.90	$18.52	$17.94	$22.23	$19.92
Total return (%) (r)(s)(t)(x)	(0.02)(n)	19.08	8.56	(13.26)	18.22	4.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.47	1.48
Expenses after expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.47	1.48
Net investment income (loss)	1.59(a)	1.62	1.42	0.75	0.57	1.12
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$183,185	$224,578	$269,522	$325,551	$450,129	$482,340

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.67	$18.33	$17.77	$22.04	$19.77	$19.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.51	$0.46	$0.36	$0.34	$0.41
Net realized and unrealized gain (loss)	(0.18)	3.08	1.26	(2.83)	3.37	0.63
Total from investment operations	$0.08	$3.59	$1.72	$(2.47)	$3.71	$1.04
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.52)	$(0.51)	$(0.31)	$(0.39)	$(0.42)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.44)	$(1.25)	$(1.16)	$(1.80)	$(1.44)	$(0.68)
Net asset value, end of period (x)	$19.31	$20.67	$18.33	$17.77	$22.04	$19.77
Total return (%) (r)(s)(t)(x)	0.41(n)	20.29	9.64	(12.39)	19.38	5.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.47	0.47	0.47	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.60(a)	2.63	2.43	1.77	1.57	2.11
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$951,355	$1,010,924	$923,970	$871,532	$1,008,628	$848,687
Class R1	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.65	$18.32	$17.75	$22.02	$19.75	$19.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.32	$0.26	$0.16	$0.12	$0.22
Net realized and unrealized gain (loss)	(0.17)	3.07	1.28	(2.83)	3.37	0.63
Total from investment operations	$(0.01)	$3.39	$1.54	$(2.67)	$3.49	$0.85
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.33)	$(0.32)	$(0.11)	$(0.17)	$(0.23)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.35)	$(1.06)	$(0.97)	$(1.60)	$(1.22)	$(0.49)
Net asset value, end of period (x)	$19.29	$20.65	$18.32	$17.75	$22.02	$19.75
Total return (%) (r)(s)(t)(x)	0.00(n)	19.06	8.60	(13.28)	18.20	4.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.47	1.47	1.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.60(a)	1.63	1.41	0.76	0.57	1.12
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$6,720	$6,955	$6,166	$8,391	$10,420	$9,119

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.78	$18.42	$17.85	$22.13	$19.85	$19.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.41	$0.36	$0.26	$0.23	$0.31
Net realized and unrealized gain (loss)	(0.17)	3.10	1.27	(2.84)	3.38	0.64
Total from investment operations	$0.04	$3.51	$1.63	$(2.58)	$3.61	$0.95
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.42)	$(0.41)	$(0.21)	$(0.28)	$(0.32)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.40)	$(1.15)	$(1.06)	$(1.70)	$(1.33)	$(0.58)
Net asset value, end of period (x)	$19.42	$20.78	$18.42	$17.85	$22.13	$19.85
Total return (%) (r)(s)(t)(x)	0.20(n)	19.70	9.10	(12.83)	18.75	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.97	0.97	0.97	0.97	0.98
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.10(a)	2.13	1.92	1.26	1.07	1.62
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$74,108	$79,867	$79,854	$88,487	$118,257	$125,160
Class R3	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.70	$18.36	$17.79	$22.06	$19.79	$19.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.46	$0.41	$0.31	$0.28	$0.36
Net realized and unrealized gain (loss)	(0.17)	3.08	1.27	(2.83)	3.37	0.63
Total from investment operations	$0.06	$3.54	$1.68	$(2.52)	$3.65	$0.99
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.47)	$(0.46)	$(0.26)	$(0.33)	$(0.37)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.42)	$(1.20)	$(1.11)	$(1.75)	$(1.38)	$(0.63)
Net asset value, end of period (x)	$19.34	$20.70	$18.36	$17.79	$22.06	$19.79
Total return (%) (r)(s)(t)(x)	0.30(n)	19.96	9.41	(12.60)	19.05	5.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.72	0.73
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.35(a)	2.38	2.17	1.51	1.32	1.86
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$215,588	$225,520	$207,158	$222,265	$294,584	$284,813

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.71	$18.36	$17.80	$22.07	$19.80	$19.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.50	$0.46	$0.36	$0.34	$0.41
Net realized and unrealized gain (loss)	(0.18)	3.10	1.26	(2.83)	3.37	0.63
Total from investment operations	$0.08	$3.60	$1.72	$(2.47)	$3.71	$1.04
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.52)	$(0.51)	$(0.31)	$(0.39)	$(0.42)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.44)	$(1.25)	$(1.16)	$(1.80)	$(1.44)	$(0.68)
Net asset value, end of period (x)	$19.35	$20.71	$18.36	$17.80	$22.07	$19.80
Total return (%) (r)(s)(t)(x)	0.41(n)	20.31	9.62	(12.37)	19.35	5.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.47	0.47	0.47	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.60(a)	2.59	2.43	1.77	1.57	2.11
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$74,904	$78,546	$214,802	$203,954	$252,366	$251,641
Class R6	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$20.68	$18.34	$17.77	$22.04	$19.77	$19.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.52	$0.47	$0.38	$0.35	$0.42
Net realized and unrealized gain (loss)	(0.19)	3.08	1.27	(2.83)	3.37	0.63
Total from investment operations	$0.08	$3.60	$1.74	$(2.45)	$3.72	$1.05
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.53)	$(0.52)	$(0.33)	$(0.40)	$(0.44)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)	(0.26)
Total distributions declared to shareholders	$(1.45)	$(1.26)	$(1.17)	$(1.82)	$(1.45)	$(0.70)
Net asset value, end of period (x)	$19.31	$20.68	$18.34	$17.77	$22.04	$19.77
Total return (%) (r)(s)(t)(x)	0.39(n)	20.37	9.78	(12.32)	19.47	5.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39(a)	0.40	0.39	0.39	0.39	0.40
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.68(a)	2.70	2.51	1.85	1.65	2.19
Portfolio turnover rate	20(n)	53	43	88	112	92
Net assets at end of period (000 omitted)	$1,227,200	$1,251,507	$1,004,631	$902,020	$1,023,815	$895,481

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Total Return Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,415,196,713	$—	$—	$4,415,196,713
United Kingdom	—	86,566,668	—	86,566,668
Canada	49,533,088	—	—	49,533,088
Switzerland	—	43,287,181	—	43,287,181
Germany	—	35,669,123	—	35,669,123
South Korea	—	23,933,058	—	23,933,058
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	805,976,420	—	805,976,420
Non - U.S. Sovereign Debt	—	2,387,583	—	2,387,583
Municipal Bonds	—	28,414,832	—	28,414,832
U.S. Corporate Bonds	—	668,825,570	—	668,825,570
Residential Mortgage-Backed Securities	—	826,841,186	—	826,841,186
Commercial Mortgage-Backed Securities	—	114,803,242	—	114,803,242
Asset-Backed Securities (including CDOs)	—	283,469,899	—	283,469,899
Foreign Bonds	—	277,922,525	—	277,922,525
Investment Companies	78,347,959	—	—	78,347,959
Total	$4,543,077,760	$3,198,097,287	$—	$7,741,175,047
Other Financial Instruments
Futures Contracts – Assets	$1,959,509	$—	$—	$1,959,509
Futures Contracts – Liabilities	(512,714)	—	—	(512,714)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,959,509	$(512,714)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(11,177,828)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended March 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$1,263,310
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $376,712.  The fair value of the fund's investment securities on loan and a related liability of $382,200 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$192,003,985
Long-term capital gains	290,004,631
Total distributions	$482,008,616
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/25
Cost of investments	$6,297,568,812
Gross appreciation	1,763,435,364
Gross depreciation	(319,829,129)
Net unrealized appreciation (depreciation)	$1,443,606,235
As of 9/30/24
Undistributed ordinary income	33,683,358
Undistributed long-term capital gain	397,018,030
Other temporary differences	(14,940,489)
Net unrealized appreciation (depreciation)	1,761,700,100
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/25	Year ended 9/30/24
Class A	$355,051,655	$303,922,420
Class B	1,192,676	1,612,208
Class C	13,498,940	13,918,329
Class I	71,018,664	61,075,386
Class R1	453,373	347,857
Class R2	5,134,513	4,746,339
Class R3	15,329,721	13,538,670
Class R4	5,288,160	12,328,100
Class R6	88,302,653	70,519,307
Total	$555,270,355	$482,008,616

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $6.3 billion	0.35%
In excess of $6.3 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The management fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $117,586 for the six months ended March 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 6,321,449
Class B	0.75%	0.25%	1.00%	1.00%	87,263
Class C	0.75%	0.25%	1.00%	1.00%	1,014,920
Class R1	0.75%	0.25%	1.00%	1.00%	34,029
Class R2	0.25%	0.25%	0.50%	0.50%	189,161
Class R3	—	0.25%	0.25%	0.25%	273,691
Total Distribution and Service Fees					$7,920,513
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2025, this rebate amounted to $7,969, $1, and $61 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2025, were as follows:
Amount
Class A	$53,581
Class B	998
Class C	7,315
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2025, the fee was $624,624, which equated to 0.0159% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,691,290.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.0076% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$120
8/19/2024	Redemption	Class I	4	80
8/19/2024	Redemption	Class R2	3	71
8/19/2024	Redemption	Class R4	5	95
During the six months ended March 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $6,347,263.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2025, this reimbursement amounted to $21,092, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended March 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,000,501,421	$1,023,494,704
Non-U.S. Government securities	558,274,191	843,145,141
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,930,139	$256,255,354	27,651,525	$535,250,123
Class B	2,775	54,789	9,030	175,345
Class C	515,682	10,360,485	1,058,741	20,662,654
Class I	3,320,626	66,003,547	6,670,942	129,632,032
Class R1	18,870	366,705	31,624	619,338
Class R2	275,153	5,472,412	622,669	12,114,030
Class R3	579,660	11,489,679	1,489,886	28,816,646
Class R4	398,312	7,799,289	971,500	18,741,365
Class R6	5,916,755	116,585,368	13,929,808	272,216,759
	23,957,972	$474,387,628	52,435,725	$1,018,228,292
Shares issued to shareholders in reinvestment of distributions
Class A	17,825,600	$338,463,771	15,084,946	$289,017,364
Class B	62,718	1,192,445	83,440	1,596,761
Class C	674,810	12,926,269	690,755	13,322,766
Class I	3,230,134	61,334,180	2,746,732	52,631,943
Class R1	23,978	453,373	18,219	347,857
Class R2	267,573	5,102,040	245,035	4,711,323
Class R3	806,475	15,329,721	705,973	13,538,670
Class R4	238,949	4,547,117	594,945	11,352,855
Class R6	4,384,035	83,310,401	3,460,976	66,406,995
	27,514,272	$522,659,317	23,631,021	$452,926,534
Shares reacquired
Class A	(23,397,096)	$(463,088,735)	(46,124,967)	$(892,491,209)
Class B	(368,812)	(7,303,096)	(890,969)	(17,348,841)
Class C	(2,560,223)	(51,244,817)	(5,558,310)	(108,935,391)
Class I	(6,178,876)	(121,066,007)	(10,918,626)	(209,962,216)
Class R1	(31,180)	(607,146)	(49,741)	(970,862)
Class R2	(569,209)	(11,437,576)	(1,359,171)	(26,406,296)
Class R3	(1,130,969)	(22,410,185)	(2,587,734)	(50,368,148)
Class R4	(558,012)	(11,158,534)	(9,471,648)	(183,176,106)
Class R6	(7,282,872)	(143,642,581)	(11,656,628)	(225,169,138)
	(42,077,249)	$(831,958,677)	(88,617,794)	$(1,714,828,207)
Net change
Class A	7,358,643	$131,630,390	(3,388,496)	$(68,223,722)
Class B	(303,319)	(6,055,862)	(798,499)	(15,576,735)
Class C	(1,369,731)	(27,958,063)	(3,808,814)	(74,949,971)
Class I	371,884	6,271,720	(1,500,952)	(27,698,241)
Class R1	11,668	212,932	102	(3,667)
Class R2	(26,483)	(863,124)	(491,467)	(9,580,943)
Class R3	255,166	4,409,215	(391,875)	(8,012,832)
Class R4	79,249	1,187,872	(7,905,203)	(153,081,886)
Class R6	3,017,918	56,253,188	5,734,156	113,454,616
	9,394,995	$165,088,268	(12,551,048)	$(243,673,381)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.

MFS Total Return Fund
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2025, the fund’s commitment fee and interest expense were $19,050 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,364,459	$642,945,990	$679,322,068	$6,761	$(29,383)	$77,965,759
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,346,709	$—

MFS Total Return Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust V, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	18,846,805,039.039	500,516,071.423
John A. Caroselli	18,844,241,433.185	503,079,677.277
Maureen R. Goldfarb	18,945,929,687.059	401,391,423.404
Peter D. Jones	18,881,692,163.491	465,628,946.972
John P. Kavanaugh	18,903,101,933.185	444,219,177.277
James W. Kilman, Jr.	18,943,962,332.661	403,358,777.802
Clarence Otis, Jr.	18,876,330,262.820	470,990,847.642
Michael W. Roberge	18,939,670,067.899	407,651,042.564
Maryanne L. Roepke	18,946,512,982.132	400,808,128.330
Paula E. Smith	18,960,514,274.153	386,806,836.310
Laurie J. Thomsen	18,930,282,579.539	417,038,530.923
Darrell A. Williams	18,932,755,538.506	414,565,571.957

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST V

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   May 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  May 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  May 15, 2025

*  Print name and title of each signing officer under his or her signature.